United States
Securities And Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number    811-8061

Diamond Hill Funds
(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215
(Address of principal executive offices)  (Zip code)

James F. Laird, Jr., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215
(Name and address of agent for service)

Registrant's telephone number, including area code:    (614) 255-3333

Date of fiscal year end:    12/31

Date of reporting period:    06/30/07

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Diamond Hill Funds Semiannual Report

Table of Contents

Letter to Shareholders	1

Mission Statement, Pledge, and Fundamental Principles	4

Financial Statements

Schedules of Investments	6

Statements of Assets & Liabilities	19

Statements of Operations	21

Statements of Changes in Net Assets	22

Schedule of Capital Share Transactions	24

Financial Highlights	26

Notes to Financial Statements	36

Performance Update	44

Schedule of Shareholder Expenses	46

Management of the Trust	48

CAUTIONARY STATEMENT

At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Please read the Prospectus carefully for a discussion of fees, expenses, and risks. Current performance may be lower or higher than that quoted herein. You may obtain a current copy of the Prospectus or more current performance information by calling 1-888-226-5595 or at Diamond Hill’s website (www.diamond-hill.com).

Letter to Shareholders

Dear Fellow Shareholders:

We are pleased to provide this 2007 mid year update for the Diamond Hill Funds. Our focus remains on seeking out investment opportunities where the price-to-intrinsic value relationship provides an opportunity to earn an attractive rate of return while also providing a margin of safety. The following table summarizes the performance of the Diamond Hill Class A shares relative to their benchmarks at of June 30, 2007.

		Total Return
		Three	Six	One	Three	Five
		Months	Months	Year	Years	Years
	NAV	Ended	Ended	Ended	Ended	Ended	Since	Inception
Fund Name	6/30/07	6/30/07	6/30/07	6/30/07	6/30/07	6/30/07	Inception	Date
Small Cap Fund (DHSCX)	$26.53	6.55%	5.99%	9.78%	14.44%	16.75%	17.56%	12/29/00
Russell 2000		4.42%	6.45%	16.43%	13.45%	13.88%	10.10%
Small-Mid Cap Fund (DHMAX)	$11.62	5.64%	6.51%	11.60%	NA	NA	11.04%	12/31/05
Russell 2500		4.94%	8.67%	18.74%	NA	NA	16.83%
Large Cap Fund (DHLAX)	$17.27	5.18%	5.56%	15.69%	16.46%	15.03%	10.28%	6/29/01
Russell 1000		5.90%	7.18%	20.43%	12.34%	11.33%	5.41%
Select Fund (DHTAX)	$11.89	5.97%	6.45%	15.45%	NA	NA	13.58%	12/31/05
Russell 3000		5.77%	7.11%	20.07%	NA	NA	15.41%
Long-Short Fund (DIAMX)	$18.53	0.93%	-0.22%	8.59%	16.13%	12.51%	10.23%	6/30/00
Russell 3000		5.77%	7.11%	20.07%	12.44%	11.53%	2.99%
Russell 1000		5.90%	7.18%	20.43%	12.34%	11.33%	2.56%
Financial Long-Short Fund (BANCX)	$21.10	2.98%	0.96%	11.61%	9.25%	13.25%	12.80%	8/1/97
S&P Supercomposite Financials (A)		1.92%	-0.83%	14.02%	11.11%	10.55%	7.95%
NASDAQ Bank Index		-2.84%	-6.64%	1.09%	5.26%	8.15%	8.75%
Strategic Income Fund (DSIAX)	$11.76	0.04%	2.90%	10.22%	7.95%	NA	10.04%	9/30/02
Merril Lynch Domestic Master Index		-0.54%	0.95%	6.15%	4.02%	NA	3.76%

Source: Diamond Hill Funds, Bloomberg LP and Frank Russell Company

Returns are shown without sales charges but include all other expenses. Standardized performance for each Fund is shown on page 44.

(A)	Returns for the S&P Supercomposite Financials are price change only before November 29, 2001 and total return thereafter.

Equity Funds and Markets

The first half of 2007 was a positive one for the U.S. equity markets. Investor appetite for risk remained elevated across equity and debt markets for most of the period. When coupled with high levels of corporate profitability and abundant pools of private equity capital fuelling mergers, acquisitions, and LBO activity, the path of least resistance for the stock market was up. There was plenty for investors to worry about - rising interest rates, continued deterioration in the housing market, and rising energy prices. These factors raise significant concerns about the outlook for consumer spending. As the bull market of the last 5 years has been supported by strong earnings growth, the health of the consumer will determine if we are in fact late in the profit cycle. The acceleration of the M&A boom, coupled with private equity firms and hedge funds going public, are also reflective of late cycle behavior.

The performance of our equity funds during the first half was mixed. While absolute returns were attractive, our funds’ returns generally trailed their benchmarks. In the case of the Diamond Hill Long-Short Fund, absolute and relative returns were disappointing, as profits on the long side were offset by losses on our short positions. During the second quarter our funds generally experienced improved absolute and relative performance. We remain focused on long-term performance, as we believe that over sufficiently long periods of time, the stock market price tends to reflect intrinsic value. Over shorter time periods, stock prices tend to be driven more by emotions like fear and greed.

Diamond Hill Funds Semi-Annual Report June 30, 2007	Page 1

Hiding in Plain Sight

An investment opportunity that we have been taking advantage of in funds with flexibility as to capitalization is the growing attractiveness of large cap stocks. Conventional wisdom in the market has been that large cap companies are unattractive. As the argument goes, these companies are too big to grow, as evidenced by their “inferior” earnings growth rate over the past 6 years. In our view, one needs to put recent history into the proper context. Flashback to the end of 1999 - the 50 largest stocks were trading at 35x earnings, while the bottom 2000 stocks were trading at 16.5x earnings. With the benefit of hindsight, we know that over the ensuing 6 years, earnings growth for small and mid caps was materially better than large and mega caps. As is common at major turning points in the market, investors were paying more for less as they piled into the stocks of the largest companies. As a well respected fund manager once said, “People want to buy today what they should have bought 5 or 6 years ago.” While valuation disparities are much less egregious than the 1999 market, we find ourselves in a similar situation today. The 50 largest stocks now trade at 15.7x earnings, while the bottom 2000 stocks trade at 17.5x earnings. Looking forward, we have reason to believe that large caps will resume earnings growth that is competitive, if not superior with the rest of the market. We have enjoyed an extended profit cycle that has benefited small and mid cap stocks more so than large caps. We believe that large caps will do well in a more challenging environment for a variety of reasons. They are generally less cyclical, have better balance sheets, have more exposure outside the U.S. (beneficiaries of a falling dollar and growth outside the U.S.), are less exposed to the U.S. consumer and are higher quality. In addition to these increasingly desirable characteristics, especially if the profit cycle continues to decelerate, large cap stocks are attractive versus mid and small cap names on a valuation basis. It’s worth noting that we are not attracted to companies merely because they are large cap. When calculating intrinsic value, we make estimates of the value of forward looking fundamentals (earnings and dividends). Our increasing exposure to large caps is a residual of this process as the price to intrinsic value relationship is more favorable for large caps than other capitalization classification. Long-time shareholders will recall that as recently as five years ago, we were finding value mostly in small and mid cap names.

Although “margin of safety” can wax and wane on investors’ list of priorities, it remains at the top of our list. As of the end of the second quarter, the price to intrinsic value for the equities on the long side of our funds was 85%, while on the short side it was 139%. We appreciate the confidence that you have placed in us and we assure you that we are constantly guided by our fiduciary duty to you.

Strategic Income Fund and Fixed Income Markets

For the first half of 2007, the yield on the 10-year Treasury increased 33 basis points from 4.70% to 5.03%, while the 2-year Treasury yield increased 6 basis points from 4.81% to 4.87%. Reports of economic growth in the U.S., as well as continued strength in European economies, were reasons for the higher yields. The Strategic Income Fund generated a total return of 2.9% for the six month period compared to 1% for the Merrill Lynch Domestic Master Index.

It remains to be seen how long economic growth keeps pressure on the interest rate complex, but another current issue for the fixed income markets is credit risk. There have been numerous reports of problems in the sub-prime mortgage markets. These problems are real and could get worse, as it is estimated that $1 trillion of adjustable rate mortgage loans are going to reset over the next 18 months. The net effect will be an increased stress level for the consumer, as well as more restrictive lending standards on the part of lenders. At the same time, there have been a number of potential leveraged corporate transactions that have been pulled from the market as fixed income buyers are rethinking their risk parameters.

This environment dictates that we continue to reduce risk in our portfolio. We have reduced our equity exposure by 40%, we have increased our exposure to government securities, and we continue to maintain an exposure to corporate bonds which is about half what we would normally like. While the economy is still in decent shape and credit problems have not escalated, we feel that caution in our portfolio is warranted.

Page 2	Diamond Hill Funds Semi-Annual Report June 30, 2007

Thank you again for your trust in the Diamond Hill Funds. As always, we will work hard to continue to earn it. Best wishes for the remainder of calendar year 2007.

Diamond Hill Capital Management, Inc. Investment Team

/s/ Ric Dillon	/s/ Charles S. Bath	/s/ Kent A. Rinker
Ric Dillon, CFA	Charles S. Bath, CFA	Kent A. Rinker

/s/ Christopher M. Bingaman	/s/ Thomas P. Schindler	/s/ Chris Welch
Christopher M. Bingaman, CFA	Thomas P. Schindler, CFA	Chris Welch, CFA

/s/ William Zox	/s/ Richard Moore	/s/ William C. Dierker
William Zox, CFA, J.D., LL.M.	Richard Moore, CFA	William C. Dierker, CFA

/s/ Jason Downey	/s/ Bhavik Kothari	/s/ Suken D. Patel
Jason Downey, CFA	Bhavik Kothari, CFA	Suken D. Patel

/s/ Jenny Hubbard	/s/ Kapish Bhutani	/s/ John Loesch
Jenny Hubbard, CFA	Kapish Bhutani, CFA	John Loesch, CFA

Diamond Hill Funds Semi-Annual Report June 30, 2007	Page 3

Mission Statement, Pledge
and Fundamental Principles

Mission	The mission of Diamond Hill is to preserve and build capital through a disciplined intrinsic value approach, independent thinking and aligning our interests with those of our clients.

•
Disciplined intrinsic value approach - taking a stake in a company as an owner or a lender, possessing the proper long-term investment temperament and seeking investments selling at a discount to a growing intrinsic value.

	•	Independent thinking - intellectual curiosity, healthy skepticism and confidence in decisions that may be contrary to the norm.

“You are neither right nor wrong because the crowd disagrees with you. You are right because your data and reasoning are right”
- Benjamin Graham

	•	Aligning our interests - mindful of our fiduciary duties to clients, all of our Portfolio Managers are significant investors in the same portfolios in which our clients invest.

Pledge	Consistent with our mission, we make the following pledge to all of our clients:

Our investment discipline is to assess the economics of the underlying business, its management, and the price that must be paid to own a piece of it. We seek to concentrate our investments in businesses that are available at prices below intrinsic value and are managed or controlled by trustworthy and capable people. Benjamin Graham pioneered this discipline during the 1930s and many others have practiced it with great success ever since, most notably Warren Buffett.

We will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.

Our investment team will be comprised of people with integrity, sound experience and education, in combination with a strong work ethic and independence of thought. Especially important is that each possesses the highest level of character, business ethics and professionalism.

Our employees will enjoy a working environment that supports professional and personal growth, thereby enhancing employee satisfaction, the productivity of the firm and the experience of our clients.

We will invest the capital you entrust to us with the same care that we invest our own capital. To this end, Diamond Hill employees and affiliates are significant investors in the same portfolios in which our clients invest, and are collectively the largest shareholders in the Diamond Hill Funds. In addition, all Diamond Hill employees are subject to a Code of Ethics, which states that all personal investments must be made in a Diamond Hill fund, unless approved by our Chief Compliance Officer.

Fundamental Principles - Equity	•
Every share of stock has an intrinsic value that is independent of its current stock market price. We believe that we can determine a reasonable approximation of that intrinsic value in some cases. At any point in time, the stock market price may be either significantly higher or lower than intrinsic value.

•
Over short periods of time, as evidenced by extreme stock market volatility, the stock market price is heavily influenced by the emotions of market participants, which are far more difficult to predict than intrinsic value. While stock market prices may experience extreme fluctuations on a particular day, we believe intrinsic value is far less volatile.

	•	Over sufficiently long periods of time, five years and longer, the stock market price tends to revert to intrinsic value.

Page 4	Diamond Hill Funds Semi-Annual Report June 30, 2007

•
We concentrate our investments in businesses whose per share intrinsic value is likely to grow. To achieve this, we assess the underlying economics of the businesses in which we invest and the industries and markets in which they participate. We seek to invest in businesses that possess a competitive advantage and significant growth prospects as well as outstanding managers and employees.

•
We only invest in a business when the stock market price is lower than our conservative assessment of per share intrinsic value. In addition, every business in which we invest is “handicapped” by its price. While we would prefer to own only great businesses with superior managers, there are very few businesses that satisfy those criteria and additionally are available at attractive prices. As a result, we may invest in less attractive businesses at more than attractive prices. Depending on the price that we pay, our returns from less than ideal businesses may be even better than our returns from ideal businesses.

•
In estimating intrinsic value, we use an interdisciplinary approach. Not only do we perform financial modeling including discounted cash flow, private market value, and leveraged buyout analyses, we draw from other areas we believe are relevant to our investment decision-making. These include economics, statistics and probability theory, politics, psychology, and consumer behavior. In short, we do not want to exclude from our thinking anything that can help us forecast future cash flows, our most important as well as most difficult job.

	•	We intend to achieve our return from both the closing of the gap between our purchase price and intrinsic value and the growth in per share intrinsic value.

•
We do not define risk by price volatility. We define risk as the possibility that we are unable to obtain the return of the capital that we invest as well as a reasonable return on that capital when we need the capital for other purposes. If you will need the capital that you entrust to us in less than five years, then you should not invest that capital in the stock market.

Fundamental Principles	•	Our primary goal is to generate a yield greater than the current rate of inflation without bearing undue credit or interest rate risk. However, we cannot guarantee any specific yield.
- Fixed Income
•
A flexible approach allows us to invest in both investment grade and non-investment grade corporate bonds as well as preferred securities, real estate investment trusts, master limited partnerships, and closed end funds. We can also invest in securities issued by the U.S. government and its agencies when conditions warrant.

•
We balance our income objective with a focus on total return. Over the next five years, our objective is to earn equity-like returns in the income markets with lower year-to-year volatility and, more importantly, a much lower risk of permanent loss of capital.

Diamond Hill Funds Semi-Annual Report June 30, 2007	Page 5

Diamond Hill Small Cap Fund
Schedule of Investments
June 30, 2007 (Unaudited)
	Shares	Market Value
Common Stocks — 84.2%
Consumer Discretionary — 20.3%
Aaron Rents, Inc. [t]	319,700	$9,335,240
Acco Brands Corp.* [t]	450,000	10,372,500
American Greetings Corp. [t]	371,500	10,524,595
Belo Corp.	231,000	4,756,290
Brink's Co., The [t]	145,000	8,974,050
Callaway Golf Co. [t]	505,400	9,001,174
Charming Shoppes, Inc. [t]	401,000	4,342,830
Finish Line, Inc., The	528,760	4,817,004
K-Swiss, Inc. [t]	312,100	8,841,793
MoneyGram International, Inc. [t]	319,000	8,916,050
Steiner Leisure, Ltd.*	165,000	8,104,800
United Auto Group, Inc.* [t]	240,000	5,109,600
		93,095,926
Consumer Staples — 4.8%
Del Monte Foods Co.	475,000	5,776,000
Flowers Foods, Inc.	217,800	7,265,808
Hanesbrands, Inc.* [t]	288,400	7,795,452
Lance, Inc. [t]	60,673	1,429,456
		22,266,716
Energy — 20.3%
Berry Petroleum Co. [t]	178,400	6,722,112
Cimarex Energy Co.	430,000	16,946,300
Encore Acquisition Co.* [t]	640,060	17,793,668
Helmerich & Payne, Inc. [t]	540,000	19,126,799
Hornbeck Offshore Services, Inc.* [t]	242,150	9,385,734
Lufkin Industries, Inc.	95,000	6,132,250
Southwestern Energy Co.*	141,600	6,301,200
Whiting Petroleum Corp.* [t]	285,000	11,548,200
		93,956,263
Financial — 14.1%
1st Source Corp.	157,773	3,931,703
Capital Corp. of the West [t]	221,800	5,314,328
Centennial Bank Holdings, Inc.* [t]	650,000	5,505,500
First State Bancorp	339,300	7,223,697
Hanmi Financial Corp.	190,980	3,258,119
Hanover Insurance Group	135,000	6,586,650
ITLA Capital Corp. [t]	121,606	6,338,105
MAF Bancorp, Inc. [t]	170,450	9,248,617
Taylor Capital Group, Inc.	137,000	3,771,610
UCBH Holdings, Inc. [t]	325,218	5,941,733
United Fire & Casualty Co. [t]	220,400	7,797,752
		64,917,814
Health Care — 1.8%
Analogic Corp.	110,000	8,086,100
Industrial — 17.0%
AirTran Holdings, Inc.* [t]	1,165,000	12,721,800
Apogee Enterprises, Inc.	155,000	4,312,100
Frontier Airlines Holdings, Inc.* [t]	310,600	1,739,360
Greenbrier Companies, Inc., The [t]	260,000	7,857,200
Griffon Corp.*	100,000	2,178,000
Kaydon Corp. [t]	135,000	7,036,200
Lincoln Electric Holdings, Inc.	82,500	6,124,800
Toro Co., The [t]	170,000	10,011,300
Trinity Industries, Inc.	144,650	6,298,061
Washington Group International, Inc. [t]	70,000	5,600,700
Werner Enterprises, Inc. [t]	718,600	14,479,790
		78,359,311
Information Technology — 1.6%
Gevity HR, Inc.	189,180	3,656,849
QAD, Inc.	450,000	3,735,000
		7,391,849
Materials — 1.1%
Century Aluminum Co.* [t]	88,500	4,834,755
Utilities — 3.2%
Integrys Energy Group, Inc.	160,000	8,116,800
UGI Corp.	243,200	6,634,496
		14,751,296

Total Common Stocks		$387,660,030

Page 6	Diamond Hill Funds Semi-Annual Report June 30, 2007

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Market Value
Registered Investment Companies — 48.2%
First American Prime
Obligations Fund - Class Z	12,981,276	$12,981,276
Mount Vernon Investment Fund ††	151,054,527	151,054,527
Reserve Primary Fund - Class 12	57,230,207	57,230,207

Total Registered
Investment Companies		$221,266,010

Total Investment Securities — 132.4%
(Cost $552,475,956)**		$608,926,040

Liabilities In Excess
Of Other Assets — (32.4%)		(149,103,904)

Net Assets — 100.0%		$459,822,136

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

t	All or portion of the security is on loan. The total value of the securities on loan, as of June 30, 2007, was $145,047,805.

††	Represents collateral for securities loaned.

See accompanying Notes to Financial Statements.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Market Value
Common Stocks — 82.7%
Consumer Discretionary — 18.8%
Aaron Rents, Inc.	17,000	$496,400
Acco Brands Corp.*	35,900	827,495
American Greetings Corp.	14,200	402,286
Belo Corp.	22,400	461,216
Black & Decker Corp., The [t]	6,900	609,338
Brink's Co., The	4,050	250,655
Callaway Golf Co. [t]	21,850	389,149
Charming Shoppes, Inc.	13,300	144,039
Circuit City Stores, Inc. [t]	10,600	159,848
Finish Line, Inc., The	27,590	251,345
K-Swiss, Inc.	18,500	524,105
MoneyGram International, Inc.	16,600	463,970
Office Depot, Inc.*	13,800	418,140
United Auto Group, Inc.*	14,700	312,963
		5,710,949
Consumer Staples — 3.9%
Del Monte Foods Co.	24,300	295,488
Flowers Foods, Inc.	9,300	310,248
Hanesbrands, Inc.* [t]	17,800	481,134
Lance, Inc.	3,992	94,052
		1,180,922
Energy — 18.5%
Berry Petroleum Co.	7,700	290,136
Cimarex Energy Co.	26,300	1,036,483
Encore Acquisition Co.* [t]	38,000	1,056,400
Helmerich & Payne, Inc. [t]	21,100	747,362
Hornbeck Offshore Services, Inc.*	13,500	523,260
Lufkin Industries, Inc.	3,500	225,925
Noble Energy, Inc.	13,100	817,309
Southwestern Energy Co.*	6,900	307,050
Whiting Petroleum Corp.* [t]	15,600	632,112
		5,636,037
Financial — 15.2%
1st Source Corp.	12,600	313,992
Assurant, Inc.	4,000	235,680
Centennial Bank Holdings, Inc.*	40,000	338,800
City National Corp. [t]	5,700	433,713
Comerica, Inc. [t]	7,700	457,919
Hanmi Financial Corp.	14,100	240,546
Hanover Insurance Group	7,500	365,925

Diamond Hill Funds Semi-Annual Report June 30, 2007	Page 7

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Market Value
Financial — 15.2% continued
MAF Bancorp, Inc. [t]	9,300	$504,618
Sky Financial Group, Inc.	16,480	459,133
Sovereign Bancorp, Inc.	17,050	360,437
UCBH Holdings, Inc. [t]	19,509	356,429
United Fire & Casualty Co.	15,185	537,246
		4,604,438
Health Care — 1.3%
Analogic Corp.	5,200	382,252
Industrial — 15.8%
AirTran Holdings, Inc.* [t]	64,700	706,524
Dover Corp.	11,200	572,880
Fluor Corp.	7,570	843,070
Kaydon Corp. [t]	2,700	140,724
Lincoln Electric Holdings, Inc.	2,200	163,328
Parker Hannifin Corp.	1,700	166,447
Pentair, Inc. [t]	4,300	165,851
Toro Co., The	8,400	494,676
Trinity Industries, Inc.	6,950	302,603
U.S. Airways Group, Inc.*	6,000	181,620
Washington Group International, Inc.	3,200	256,032
Werner Enterprises, Inc. [t]	38,290	771,544
		4,765,299
Information Technology — 1.9%
Gevity HR, Inc.	6,340	122,552
Lexmark International
Group, Inc. - Class A * [t]	9,300	458,583
		581,135
Materials — 3.9%
Century Aluminum Co.*	5,300	289,539
Lyondell Chemical Co.	7,900	293,248
MeadWestvaco Corp.	16,800	593,376
		1,176,163
Utilities — 3.4%
Energen Corp.	6,100	335,134
Integrys Energy Group, Inc.	10,200	517,446
UGI Corp.	6,200	169,136
		1,021,716
Total Common Stocks		$25,058,911
Registered Investment Companies — 43.7%
First American Prime
Obligations Fund - Class Z	914,316	$914,316
Mount Vernon Investment Fund ††	7,885,642	7,885,642
Reserve Primary Fund - Class 12	4,400,000	4,400,000

Total Registered
Investment Companies		$13,199,958

Total Investment Securities — 126.4%
(Cost $35,918,328)**		$38,258,869

Liabilities In Excess
Of Other Assets — (26.4%)		(7,990,186)

Net Assets — 100.0%		$30,268,683

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

t	All or portion of the security is on loan. The total value of the securities on loan, as of June 30, 2007, was $7,539,370.

††	Represents collateral for securities loaned.

See accompanying Notes to Financial Statements.

Page 8	Diamond Hill Funds Semi-Annual Report June 30, 2007

Diamond Hill Large Cap Fund
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Market Value
Common Stocks — 89.8%
Consumer Discretionary — 11.0%
Black & Decker Corp., The [t]	95,900	$8,468,929
Fortune Brands, Inc.	131,150	10,802,826
Gannett Co., Inc. [t]	157,850	8,673,858
McDonald’s Corp.	422,350	21,438,485
MoneyGram International, Inc. [t]	83,250	2,326,838
		51,710,936
Consumer Staples — 8.0%
Archer-Daniels-Midland Co. [t]	117,620	3,892,046
ConAgra Foods, Inc.	106,050	2,848,503
General Mills, Inc.	82,050	4,793,361
Hanesbrands, Inc.* [t]	203,943	5,512,579
Kimberly-Clark Corp. [t]	130,485	8,728,142
Sara Lee Corp.	667,615	11,616,500
		37,391,131
Energy — 18.5%
Apache Corp.	310,000	25,292,899
ConocoPhillips	289,300	22,710,050
Devon Energy Corp.	319,850	25,041,057
XTO Energy, Inc.	221,350	13,303,135
		86,347,141
Financial — 16.5%
Allstate Corp. [t]	55,500	3,413,805
American International Group, Inc.	244,990	17,156,649
Bank of America Corp.	116,450	5,693,241
Bank of New York Co., Inc.	142,900	5,921,776
Citigroup, Inc.	208,650	10,701,659
Comerica, Inc. [t]	74,740	4,444,788
Merrill Lynch & Co., Inc. [t]	66,300	5,541,354
U.S. Bancorp	365,055	12,028,561
Wells Fargo & Co.	357,650	12,578,550
		77,480,383
Health Care — 11.0%
Abbott Laboratories	214,660	11,495,042
Cardinal Health, Inc. [t]	130,950	9,250,308
Johnson & Johnson	139,850	8,617,557
Medtronic, Inc. [t]	167,209	8,671,459
Pfizer, Inc.	135,200	3,457,064
UnitedHealth Group, Inc.	108,890	5,568,635
Wellpoint, Inc.*	58,720	4,687,618
		51,747,683
Industrial — 8.1%
Fluor Corp.	89,900	10,012,163
Illinois Tool Works, Inc. [t]	141,710	7,679,265
Parker Hannifin Corp.	41,250	4,038,788
Southwest Airlines Co. [t]	399,570	5,957,589
Trinity Industries, Inc. [t]	21,123	919,695
United Technologies Corp.	133,600	9,476,248
		38,083,748
Information Technology — 4.5%
Lexmark International, Inc.* [t]	137,950	6,802,315
Microsoft Corp.	275,600	8,121,932
Motorola, Inc. [t]	329,600	5,833,920
		20,758,167
Materials — 8.4%
Domtar Corp.*	337,713	3,768,877
Dow Chemical Co.	218,850	9,677,547
Freeport McMoRan
Copper & Gold, Inc.	50,280	4,164,190
International Paper Co. [t]	279,773	10,925,135
MeadWestvaco Corp.	305,900	10,804,388
		39,340,137
Telecommunications — 1.0%
Sprint Nextel Corp. [t]	230,250	4,768,478
Utilities — 2.8%
Dominion Resources, Inc. [t]	153,950	13,287,425

Total Common Stocks		$420,915,229
Registered Investment Companies — 31.0%
First American Prime
Obligations Fund - Class Z	9,538,864	$9,538,864
Mount Vernon Investment Fund ††	98,202,318	98,202,318
Reserve Primary Fund - Class 12	37,096,226	37,096,226

Total Registered
Investment Companies		$144,837,408

Diamond Hill Funds Semi-Annual Report June 30, 2007	Page 9

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Market Value
Total Investment Securities — 120.8%
(Cost $514,644,873)**		$565,752,637

Liabilities In Excess
Of Other Assets — (20.8%)		(97,227,419)

Net Assets — 100.0%		$468,525,218

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

t	All or portion of the security is on loan. The total value of the securities on loan, as of June 30, 2007, was $94,760,097.

††	Represents collateral for securities loaned.

See accompanying Notes to Financial Statements.

Diamond Hill Select Fund
Schedule of Investments
June 30, 2007 (Unaudited)

		Market
	Shares	Value
Common Stocks — 89.8%
Consumer Discretionary — 12.4%
Acco Brands Corp.*	9,900	$228,195
Black & Decker Corp., The [t]	5,540	489,237
Fortune Brands, Inc.	3,810	313,830
Gannett Co., Inc. [t]	5,850	321,458
McDonald’s Corp.	14,050	713,177
MoneyGram International, Inc.	5,800	162,110
		2,228,007
Consumer Staples — 6.2%
ConAgra Foods, Inc.	4,288	115,176
General Mills, Inc.	4,875	284,798
Hanesbrands, Inc.* [t]	9,993	270,111
Sara Lee Corp.	26,050	453,269
		1,123,354
Energy — 20.5%
Apache Corp.	13,200	1,076,988
Cimarex Energy Co.	14,315	564,154
ConocoPhillips	12,050	945,925
Devon Energy Corp.	13,900	1,088,230
		3,675,297
Financial — 11.8%
American International Group, Inc.	7,650	535,730
Citigroup, Inc.	8,050	412,885
U.S. Bancorp	18,000	593,099
Wells Fargo & Co.	16,700	587,339
		2,129,053
Health Care — 11.3%
Abbott Laboratories	6,900	369,495
Cardinal Health, Inc.	7,350	519,204
Johnson & Johnson	5,860	361,093
Medtronic, Inc. [t]	6,816	353,478
UnitedHealth Group, Inc.	8,322	425,587
		2,028,857
Industrial — 7.7%
AirTran Holdings, Inc.* [t]	24,700	269,724
Fluor Corp.	3,500	389,795
Illinois Tool Works, Inc. [t]	5,354	290,133
Trinity Industries, Inc.	2,057	89,562
United Technologies Corp.	5,100	361,743
		1,400,957

Page 10	Diamond Hill Funds Semi-Annual Report June 30, 2007

Diamond Hill Select Fund
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Market Value
Information Technology — 6.0%
Lexmark International, Inc.* [t]	5,200	$256,412
Microsoft Corp.	20,000	589,400
Motorola, Inc. [t]	13,025	230,543
		1,076,355
Materials — 9.3%
Domtar Corp.	19,891	221,984
Dow Chemical Co.	9,650	426,723
Freeport McMoRan
Copper & Gold, Inc.	2,097	173,674
International Paper Co. [t]	9,614	375,427
MeadWestvaco Corp.	13,475	475,936
		1,673,744
Telecommunications — 1.0%
Sprint Nextel Corp. [t]	9,050	187,426
Utilities — 3.6%
Dominion Resources, Inc.	7,450	643,010

Total Common Stocks		$16,166,060
Registered Investment Companies — 27.8%
First American Prime
Obligations Fund - Class Z	343,142	$343,142
Mount Vernon Investment Fund ††	3,160,393	3,160,393
Reserve Primary Fund - Class 12	1,500,000	1,500,000

Total Registered
Investment Companies		$5,003,535

Total Investment Securities — 117.6%
(Cost $19,519,161)**		$21,169,595

Liabilities In Excess
Of Other Assets — (17.6%)		(3,167,415)

Net Assets — 100.0%		$18,002,180

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

t	All or portion of the security is on loan. The total value of the securities on loan, as of June 30, 2007, was $3,013,300.

††	Represents collateral for securities loaned.

See accompanying Notes to Financial Statements.

Diamond Hill Long-Short Fund
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Market Value
Common Stocks — 79.1%
Consumer Discretionary — 11.6%
Acco Brands Corp.* † [t]	488,184	$11,252,641
Belo Corp. † [t]	69,200	1,424,828
Black & Decker Corp., The † t	374,332	33,057,259
Fortune Brands, Inc. † t	501,900	41,341,503
Gannett Co., Inc. † t	618,800	34,003,060
McDonald’s Corp. †	1,313,169	66,656,458
MoneyGram International, Inc. † t	386,900	10,813,855
		198,549,604
Consumer Staples — 5.4%
ConAgra Foods, Inc. †	362,675	9,741,451
General Mills, Inc. †	381,500	22,287,230
Hanesbrands, Inc.* † t	722,881	19,539,473
Sara Lee Corp. †	2,319,700	40,362,780
		91,930,934
Energy — 19.6%
Apache Corp. †	1,113,600	90,858,623
Cimarex Energy Co. † t	1,446,250	56,996,713
ConocoPhillips †	1,058,650	83,104,025
Devon Energy Corp. †	1,116,550	87,414,699
Encore Acquisition Co.* † t	603,150	16,767,570
		335,141,630
Financial — 10.0%
American International Group, Inc. †	731,200	51,205,936
Citigroup, Inc. †	739,600	37,934,084
U.S. Bancorp † t	1,219,200	40,172,640
Wells Fargo & Co. †	1,196,400	42,077,388
		171,390,048
Health Care — 10.3%
Abbott Laboratories †	790,500	42,331,275
Cardinal Health, Inc. †	497,500	35,143,400
Johnson & Johnson †	610,300	37,606,686
Medtronic, Inc. † t	685,706	35,560,713
United Health Group, Inc. †	495,840	25,357,258
		175,999,332
Industrial — 6.9%
AirTran Holdings, Inc.* † t	1,462,150	15,966,678
Fluor Corp. †	278,700	31,038,819

Diamond Hill Funds Semi-Annual Report June 30, 2007	Page 11

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Market Value
Industrial — 6.9% continued
Illinois Tool Works, Inc. † [t]	542,590	$29,402,952
Trinity Industries, Inc. † t	101,470	4,418,004
United Technologies Corp. †	520,130	36,892,821
		117,719,274
Information Technology — 4.8%
Lexmark International, Inc.* † t	461,500	22,756,565
Microsoft Corp. †	1,264,250	37,257,447
Motorola, Inc. † t	1,230,975	21,788,258
		81,802,270
Materials — 6.5%
Domtar Corp.* †	881,127	9,833,377
Dow Chemical Co. †	759,650	33,591,723
Freeport McMoRan
Copper & Gold, Inc. †	178,225	14,760,595
International Paper Co. † t	420,742	16,429,975
MeadWestvaco Corp. † t	1,025,550	36,222,426
Weyerhaeuser Co. † t	8,715	687,875
		111,525,971
Telecommunications — 1.0%
Sprint Nextel Corp. † t	811,350	16,803,059
Utilities — 3.0%
Dominion Resources, Inc. †	588,200	50,767,542

Total Common Stocks		$1,351,629,664
Registered Investment Companies — 41.0%
First American Prime
Obligations Fund - Class Z	101,080,824	$101,080,824
Mount Vernon Investment Fund ††	259,535,794	259,535,794
Reserve Primary Fund - Class 12 †	339,079,719	339,079,719

Total Registered
Investment Companies		$699,696,337
Total Investment Securities — 120.1%
(Cost $1,917,772,929)**		$2,051,326,001

Segregated Cash
With Brokers — 34.9%		595,404,865

Securities Sold Short — (38.3)%
(Proceeds $581,584,910)		(653,847,672)

Liabilities In Excess
Of Other Assets — (16.7%)		(285,699,390)

Net Assets — 100.0%		$1,707,183,804

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $1,690,709,382.

t	All or portion of the security is on loan. The total value of the securities on loan, as of June 30, 2007, was $248,627,776.

††	Represents collateral for securities on loan.

See accompanying Notes to Financial Statements.

Page 12	Diamond Hill Funds Semi-Annual Report June 30, 2007

Diamond Hill Long-Short Fund
Schedule of Securities Sold Short
June 30, 2007 (Unaudited)

	Shares	Market Value
Common Stocks — 85.4%
Consumer Discretionary — 42.8%
Amazon.com, Inc.*	601,791	$41,168,522
Apollo Group, Inc.*	617,681	36,091,101
Brunswick Corp.	248,000	8,092,240
Career Education Corp.	248,400	8,388,468
DIRECTV Group, Inc., The*	371,850	8,593,453
EchoStar Communications
Corp., Class A*	374,161	16,227,363
Ford Motor Co.	4,118,900	38,800,038
General Motors Corp.	764,550	28,899,990
Harley-Davidson, Inc.	138,550	8,258,965
Life Time Fitness, Inc.*	370,075	19,699,092
P.F. Chang's China Bistro, Inc.*	255,800	9,004,160
RadioShack Corp.	1,283,700	42,541,818
Red Robin Gourmet Burgers, Inc.*	190,645	7,696,339
Urban Outfitters, Inc.*	260,950	6,270,629
		279,732,178
Consumer Staples — 7.8%
Colgate-Palmolive Co.	212,200	13,761,170
Dean Foods Co.*	121,369	3,868,031
Kraft Foods, Inc.	239,910	8,456,827
Procter & Gamble Co.	410,050	25,090,959
		51,176,987
Health Care — 7.3%
Laboratory Corp. of
America Holdings*	295,588	23,132,717
Quest Diagnostics, Inc.	182,450	9,423,542
Tenet Healthcare Corp.*	2,366,325	15,404,776
		47,961,035
Industrial — 2.9%
Boeing Co.	129,150	12,419,064
Energy Conversion Devices, Inc.*	207,250	6,387,446
		18,806,510
Information Technology — 24.6%
Apple, Inc.*	271,475	33,130,809
Applied Materials, Inc.	830,375	16,499,551
Cisco Systems, Inc.*	711,650	19,819,452
Google, Inc.*	34,300	17,951,934
Juniper Networks, Inc.*	889,000	22,376,130
National Semiconductor Corp.	382,350	10,809,035
Salesforce.com, Inc.*	428,560	18,368,082
Yahoo!, Inc.*	800,550	21,718,921
		160,673,914

Total Common Stocks Sold Short		$558,350,624
Exchange Traded Funds — 14.6%
Internet HOLDRs Trust	135,350	8,123,707
iShares Russell 2000 Index Fund*	444,500	36,866,830
PoweShares QQQ	873,480	41,551,444
Semiconductor HOLDRs Trust	235,350	8,955,067
Total Exchange Traded
Funds Sold Short		$95,497,048

Total Securities Sold Short — 100.0%
(Proceeds $581,584,910)		$653,847,672

*	Non-dividend expense producing security.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2007	Page 13

Diamond Hill Financial Long-Short Fund
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Market Value
Preferred Stocks — 4.6%
Finance — 4.6%
Citizens Funding Trust I, 7.50%, 9/15/66 †	10,000	$253,900
Countrywide Capital V 7.00%, 11/1/36 †	65,000	1,600,300
KeyCorp Capital VIII, 7.00%, 6/15/66 †	10,000	253,000
Total Preferred Stocks		$2,107,200
Common Stocks — 80.1%
Finance - Banks & Thrifts — 40.3%
1st Source Corp. †	21,000	523,320
Capital Corp. of the West †	25,943	621,594
Centennial Bank Holdings, Inc.* †	67,000	567,490
City National Corp. †t	10,550	802,750
Comerica, Inc. †t	22,600	1,344,022
First National Lincoln Corp. †	14,394	244,698
First State Bancorp †	40,580	863,948
Greene County Bancshares, Inc. †	10,865	339,640
Hanmi Financial Corp. †	15,000	255,900
iStar Financial, Inc.	10,000	443,300
ITLA Capital Corp. †	12,502	651,604
MAF Bancorp, Inc. †t	15,734	853,727
PNC Financial Services Group, Inc. †	18,000	1,288,440
Sky Financial Group, Inc. †	25,000	696,500
Sovereign Bancorp, Inc. †	27,000	570,780
Taylor Capital Group, Inc.†	17,000	468,010
UCBH Holdings, Inc. †t	32,360	591,217
U.S. Bancorp †	60,000	1,977,000
Wachovia Corp. †	30,680	1,572,350
Washington Mutual, Inc. †t	33,000	1,407,120
Wells Fargo & Co. †	68,000	2,391,560
		18,474,970
Finance - Broker Dealer — 8.0%
Merrill Lynch & Co., Inc. †	23,000	1,922,340
Morgan Stanley †	21,000	1,761,480
		3,683,820
Financial - Diversified — 8.8%
Bank of America Corp. †	33,474	1,636,544
Citigroup, Inc. †	47,000	2,410,630
		4,047,174
Financial Specialties — 7.8%
Bank of New York Co., Inc. †	48,000	1,989,120
Freddie Mac †	26,000	1,578,200
		3,567,320
Insurance — 15.2%
Allstate Corp. †t	20,000	1,230,200
American International Group, Inc. †	31,000	2,170,930
Assurant, Inc. †	12,000	707,040
Hanover Insurance Group, Inc. †	12,000	585,480
Ohio Casualty Corp. †	14,000	606,340
PartnerRe Ltd. †t	8,200	635,500
United Fire & Casualty Co. †	30,000	1,061,400
		6,996,890
Total Common Stocks		$36,770,174
Registered Investment Companies — 28.0%
First American Prime
Obligations Fund - Class Z	1,592,897	$1,592,897
Mount Vernon Investment Fund ††	5,722,460	5,722,460
Reserve Primary Fund - Class 12	5,500,000	5,500,000
Total Registered
Investment Companies		$12,815,357

Total Investment Securities — 112.7%
(Cost $46,808,687)**		$51,692,731

Segregated Cash With Brokers — 13.3%		6,121,555

Securities Sold Short — (11.5)%
(Proceeds $5,701,288)		(5,273,800)

Liabilities In Excess
Of Other Assets — (14.5%)		(6,643,452)

Net Assets — 100.0%		$45,897,034

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $38,434,074.

t	All or portion of the security is on loan. The total value of the securities on loan, as of June 30, 2007, was $5,495,145.

††	Represents collateral for securities on loaned.

See accompanying Notes to Financial Statements.

Page 14	Diamond Hill Funds Semi-Annual Report June 30, 2007

Diamond Hill Financial Long-Short Fund
Schedule of Securities Sold Short
June 30, 2007 (Unaudited)

	Shares	Market Value
Common Stocks — 80.0%
Finance - Banks & Thrifts — 80.0%
City Holding Co.	30,000	$1,149,900
First Marblehead Corp., The	22,000	850,080
Keefe, Bruyette & Woods, Inc.	10,000	293,800
M&T Bank Corp.	9,000	962,100
Virginia Commerce Bancorp, Inc.*	36,000	608,760
Westamerican Bancorp.	8,000	353,920
Total Common Stocks Sold Short		$4,218,560
Exchange Traded Fund — 20.0%
KBW Regional Banking ETF	23,000	1,055,240
Total Securities Sold Short — 100.0%
(Proceeds $5,701,288)		$5,273,800

*	Non-dividend expense producing security.

See accompanying Notes to Financial Statements.

Diamond Hill Strategic Income Fund
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Market Value
Common Stocks — 10.6%
Energy — 7.3%
Atlas Pipeline Partners, L.P.	34,380	$1,865,803
Energy Transfer Partners, L.P.	40,020	2,470,434
Enterprise Products Partners, L.P.	52,195	1,660,323
Inergy, L.P.	46,000	1,665,200
Markwest Energy Partners, L.P. [t]	47,000	1,635,600
NuStar Energy L.P. [t]	19,518	1,336,983
Plains All American Pipeline, L.P.	33,780	2,150,097
		12,784,440
Real Estate Investment Trust — 3.3%
Crystal River Capital, Inc. [t]	77,000	1,869,560
iStar Financial, Inc.	55,200	2,447,016
NorthStar Realty Finance Corp.	120,000	1,501,200
		5,817,776

Total Common Stocks		$18,602,216
Collateralized Debt Obligation — 2.1%
Alesco Preferred Funding III †	944,361	987,998
Alesco Preferred Funding IV †	377	367,724
Alesco Preferred Funding V †	87	87,435
Alesco Preferred Funding VI †	665,065	492,359
Alesco Preferred Funding VI Series E †	359,401	266,071
Fort Sheridan, Ltd. †	502,714	429,330
Taberna Preferred Funding, Ltd. †	1,066,484	997,171

Total Collateralized Debt Obligation		$3,628,088
Preferred Stocks — 46.6%
Alexandria Real Estate
Series C - REIT	81,900	2,094,183
Apartment Invt. &
Mgmt. Co., 7.75% - REIT	12,000	307,200
Apartment Invt. &
Mgmt. Co., 7.875% - REIT	18,000	456,480
Apartment Invt. &
Mgmt. Co., 8.00% - REIT	23,200	580,928
Arch Capital Group Ltd., 8.00%	82,500	2,103,750
Aspen Insurance 7.401%	88,000	2,191,200
Axis Capital, 7.25%, Series A	63,000	1,591,380
BAC Capital Trust, 7.00%	60,000	1,507,200

Diamond Hill Funds Semi-Annual Report June 30, 2007	Page 15

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Shares	Market Value
Preferred Stocks — 46.5% continued
Bancorpsouth Capital Trust I, 8.15% [t]	15,000	$378,900
Capital Crossing, 8.50% - REIT [t]	40,000	1,034,800
Capital One Capital II, 7.75%	70,000	1,798,300
CBL & Associates, Series C - REIT	22,000	553,080
CBL & Associates, Series D - REIT	41,500	1,038,330
Citigroup Capital VIII	105,000	2,630,250
Colonial Capital IV, 7.88%	65,000	1,654,900
Comcast Corp., 7.00%, Series B	129,289	3,234,811
Compass Capital III, 7.35%	25,000	625,500
Countrywide Capital, 7.00%	172,200	4,239,564
Cousins Properties, Inc.,
Series B - REIT	58,200	1,452,090
Dominion CNG Capital Trust I	20,000	506,200
Duke Realty Corp., 7.25%, Series N, [t]	56,400	1,439,892
Duquesne Light, 4.00%	5,672	289,272
Eagle Hospitality Properties, 8.25%,
Series A - REIT	56,700	1,317,141
Gramercy Capital, Series A - REIT	99,501	2,462,650
Health Care, Inc. - Reit [t]	24,055	970,860
Huntington Preferred
Capital, Inc. - REIT	13,400	353,224
Innkeepers USA Trust [t]	93,250	2,023,525
iStar Financial, 7.80%, Series F	70,000	1,756,566
iStar Financial, 7.875%, Series E	68,500	1,726,200
Kilroy Realty Corp., 7.50% - REIT	50,100	1,253,001
Laclede Capital Trust I [t]	68,895	1,794,715
LaSalle Hotel Poperties, 7.25%,
Series G [t]	20,600	486,160
LaSalle Hotel Properties,
Series D - REIT [t]	24,000	612,000
LaSalle Hotel Properties,
Series E - REIT	41,600	1,017,120
MB Financial Capital Trust,
8.60%, Series I	19,606	491,915
Merrill Lynch Capital Trust, 7.28% [t]	41,700	1,050,840
Merrill Lynch Capital Trust, 7.12%	51,500	1,291,105
Mills Corp., The, 7.875% - REIT	35,000	914,375
Mills Corp., The, 8.75% - REIT	31,100	808,600
Mills Corp., The, 9.00% - REIT	40,500	1,097,299
Preferredplus Trust, 7.25%,
Series Val-1	20,300	512,169
Preferredplus Trust, 7.55%,
Series FAR	19,600	496,076
Protective Life, 7.25% [t]	50,000	1,270,000
PS Business Parks, Inc., 7.00% - REIT	43,900	1,068,965
PS Business Parks, Inc., 7.60% - REIT	19,300	487,325
Public Storage, Inc., 7.25%, Series K	50,000	1,287,000
Renaissance Holdings Ltd.,
6.60%, Series D	80,000	1,903,200
Renaissance Holdings Ltd.,
7.30%, Series B	62,500	1,579,375
Saturns Sprint Capital, 8.625%	21,500	556,420
Selective Insurance Group, 7.50%	80,000	2,048,000
SL Green Realty, 7.875%, Series D	111,800	2,834,130
Southern Co. Capital
Trust VI, 7.125%	27,100	678,348
Sovereign Capital Trust, 7.75% [t]	54,000	1,403,460
Tanger Outlet Stores,
7.50%, Series C	82,700	2,096,445
Taubman Centers, Inc.,
8.00% - REIT [t]	58,260	1,491,095
Taylor Capital Trust, 9.75% [t]	59,094	1,485,032
Telephone & Data Systems, 7.60%	51,000	1,249,500
US Cellular, 7.50% [t]	52,293	1,299,481
Viacom, Inc.	93,500	2,276,725
Virginia Power Capital Trust, 7.375%	60,400	1,525,704
Wachovia Preferred Funding - REIT	27,500	731,775

Total Preferred Stocks		$81,415,731
Registered Investment Companies — 22.5%
First American Prime
Obligations Fund - Class Z	2,978,705	$2,978,705
Mount Vernon Investment Fund ††	31,235,732	31,235,732
Reserve Primary Fund - Class12	5,000,000	5,000,000
Total Registered
Investment Companies		$39,214,437

Page 16	Diamond Hill Funds Semi-Annual Report June 30, 2007

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Par Value	Market Value
Corporate Bonds — 19.6%
Consumer Discretionary — 4.1%
Goodyear Tire, 9.125%, 12/1/09 [t] ^	$2,000,000	$2,005,000
Goodyear Tire, 7.857%, 8/15/11	2,200,000	2,244,000
Hansebrands, Inc. 8.78%, 12/15/14 ❖	2,850,000	2,892,750
		7,141,750
Consumer, Non-Cyclical — 0.7%
Reynolds, 7.25%, 6/1/12	1,225,000	1,269,966
Energy — 4.4%
Chesapeake Energy
Corp., 7.75%, 1/15/15	1,500,000	1,526,250
Cimarex Energy, 7.125%, 5/1/17	1,650,000	1,608,750
Copano Energy, 8.13%, 3/1/16 [t]	2,000,000	2,030,000
Markwest Energy
Finance Corp., 8.50%, 7/15/16	2,550,000	2,594,625
		7,759,625
Finance — 9.3%
General Motors Acceptance
Corp., 6.31%, 7/16/07	1,100,000	1,100,159
General Motors Acceptance
Corp., 6.13%, 8/28/07	1,000,000	1,000,636
General Motors Acceptance
Corp., 6.13%, 1/22/08	825,000	824,884
General Motors Acceptance
Corp., 7.20%, 1/15/11	2,500,000	2,403,124
General Motors Acceptance
Corp., 6.86%, 7/15/11	500,000	484,608
General Motors Acceptance
Corp., 7.25%, 8/15/12	305,000	297,583
General Motors Acceptance
Corp., 7.50%, 11/15/16	975,000	941,601
General Motors Acceptance
Corp., 8.00%, 11/15/17	572,000	561,347
Greentown China Holdings,
9.00%, 11/8/13 [t] ^	1,000,000	1,018,750
Greentown China Holdings,
9.00%, 11/8/13	1,500,000	1,527,845
Montpelier, 6.13%, 8/15/13	2,200,000	2,135,505
SLM Corp., 3.93%, 10/8/08	754,000	717,408
SLM Corp., 3.98%, 3/2/09	450,000	425,844
SLM Corp., 4.06%, 2/1/10	885,000	813,483
SLM Corp., 4.62%, 10/1/10	1,245,000	1,150,168
Tobacco Settlement
Financing Corp., 5.92%, 6/1/12	115,000	114,701
UBS Ag Structured,
5.07%, 6/20/08 †	750,000	741,975
		16,259,621
Industrial — 1.1%
Beazer Homes, 8.63%, 5/15/11[t]	485,000	465,600
K.B. Home, 7.75%, 2/1/10	1,435,000	1,427,825
		1,893,425
Utilities — 0.0%
International Telephone,
7.50%, 7/1/11	40,000	40,021

Total Corporate Bonds		$34,364,408

U.S. Government Agency Obligations — 15.9%
FHLB, 5.75%, 3/13/17 [t]	2,500,000	2,460,235
FHLMC, 6.00%, 6/18/14	2,500,000	2,493,743
FHLMC, 5.88%, 5/23/16 [t]	1,000,000	1,002,589
FHLMC, 6.00%, 8/18/16 [t]	1,000,000	993,686
FNMA, 6.00%, 5/12/16 [t]	5,650,000	5,664,074
FNMA, 6.07%, 5/12/16 [t]	2,000,000	2,005,066
FNMA, 6.00%, 2/28/17 [t]	4,500,000	4,456,125
FNMA, 6.00%, 6/5/17	2,000,000	1,980,126
FNMA, 6.05%, 12/28/18 [t]	4,865,000	4,805,773
GNMA, 5.50%, 6/20/35	2,096,348	2,001,305

Total U.S. Government
Agency Obligations		$27,862,722

Diamond Hill Funds Semi-Annual Report June 30, 2007	Page 17

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
June 30, 2007 (Unaudited)

	Par Value	Market Value
Total Investment Securities — 117.3%
(Amortized Cost $202,882,102)**		$205,087,602

Liabilities In Excess
Of Other Assets — (17.3%)		(30,199,972)

Net Assets — 100.0%		$174,887,630

†
Restricted and illiquid securities valued at fair value and not registered under the Securities Act of 1933. Acquisition date and current cost: Alesco III - 3/04, $944,361; Alesco IV - 5/04, $377,243; Alesco V - 10/04, $87,286; Alesco VI - 12/04, $665,065; Alesco VI Series E - 03/05, $359,401; Fort Sheridan, Ltd. - 3/05, $502,548; Taberna Preferred Funding, Ltd. - 3/05, $1,069,795; UBS Ag Structured, 5.07%, 6/20/08 - 12/03, $751,938, 5.07%. At June 30, 2007, these securities had an aggregate market value $4,370,063, representing 2.50% of net assets.

^
Restricted securities not registered under the Securities Act of 1933. Acquisition date and current cost: Goodyear Tire, 9.125%, 12/1/09 - 6/07, $2,000,000; Greentown China Holdings, 9.00%, 11/8/13 - 5/07, $1,000,000. At June 30, 2007 these securities had an aggregate market value of $3,023,750, representing 1.73% of net assets.

❖
Variable notes earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Schedule of Investments are the coupon rates in effect at June 30, 2007.

t	All or portion of the security is on loan. The total value of the securities on loan, as of June 30, 2007, was $29,814,252.

††	Represents collateral for securities loaned.

**	Represents cost for financial reporting purposes.

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REIT - Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Page 18	Diamond Hill Funds Semi-Annual Report June 30, 2007

 Diamond Hill Funds
Statements of Assets & Liabilities
June 30, 2007 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Large Cap Fund	Select Fund
Assets
Investment securities, at cost	$552,475,956	$35,918,328	$514,644,873	$19,519,161
Investment securities, at market value - including $145,047,805,
$7,539,370, $94,760,097 and $3,013,300 of securities loaned for the Small Cap Fund, the Small-Mid Cap Fund, the Large Cap Fund
and the Select Fund, respectively	$608,926,040	$38,258,869	$565,752,637	$21,169,595
Receivable for securities sold	2,704,298	90,794	87,774	-
Receivable for fund shares issued	318,655	28,494	1,635,204	-
Receivable for dividends and interest	623,888	41,936	795,608	26,882
Total Assets	612,572,881	38,420,093	568,271,223	21,196,477

Liabilities
Return of collateral for securities on loan	151,054,527	7,885,642	98,202,318	3,160,393
Payable for securities purchased	444,161	225,285	-	-
Payable for fund shares redeemed	500,471	500	901,887	-
Payable to Investment Adviser	308,113	18,942	232,418	10,432
Payable to Administrator	118,010	6,370	115,657	4,271
Accrued distribution and service fees	325,463	14,671	293,725	19,201
Total Liabilities	152,750,745	8,151,410	99,746,005	3,194,297

Net Assets	$459,822,136	$30,268,683	$468,525,218	$18,002,180

Components of Net Assets
Paid-in capital	$385,206,591	$27,483,602	$397,619,196	$14,782,959
Accumulated net investment income	643,296	89,547	2,358,621	43,792
Accumulated net realized gains
from investment transactions	17,522,165	354,993	17,439,637	1,524,995
Net unrealized appreciation on investments	56,450,084	2,340,541	51,107,764	1,650,434
Net Assets	$459,822,136	$30,268,683	$468,525,218	$18,002,180

Pricing of Class A Shares
Net assets attributable to Class A shares	$382,937,075	$12,792,139	$368,414,871	$8,232,762
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	14,434,141	1,100,851	21,331,669	692,307
Net asset value and redemption price per share	$26.53	$11.62	$17.27	$11.89
Maximum offering price per share	$27.93	$12.23	$18.18	$12.52

Pricing of Class C Shares
Net assets attributable to Class C shares	$32,836,814	$2,923,046	$26,803,911	$5,403,623
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	1,296,012	253,842	1,593,403	456,676
Net asset value, offering price and
redemption price per share (A)	$25.34	$11.52	$16.82	$11.83

Pricing of Class I Shares
Net assets attributable to Class I shares	$44,048,247	$14,553,498	$73,306,436	$4,365,795
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	1,654,102	1,249,194	4,224,798	366,720
Net asset value, offering price and
redemption price per share	$26.63	$11.65	$17.35	$11.90

(A)	Redemption price per share varies based upon holding period.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2007	Page 19

Diamond Hill Funds
Statements of Assets & Liabilities
June 30, 2007 (Unaudited)

	Long-Short Fund	Financial Long-Short Fund	Strategic Income Fund
Assets
Investment securities, at cost	$1,917,772,929	$46,808,687	$202,882,102
Investment securities, at market value - including $248,627,776,
$5,495,145 and $29,814,252 of securities loaned for
the Long-Short Fund, the Financial Long-Short Fund
and the Strategic Income Fund, respectively	$2,051,326,001	$51,692,731	$205,087,602
Deposits with brokers for securities sold short	595,404,865	6,121,555	-
Receivable for securities sold	420,813	-	908,445
Receivable for fund shares issued	7,502,115	128,152	707,566
Receivable for dividends and interest	5,266,041	105,989	1,569,741
Total Assets	2,659,919,835	58,048,427	208,273,354

Liabilities
Return of collateral for securities on loan	259,535,794	5,722,460	31,235,732
Securities sold short, at value (proceeds $581,584,910 for the
Long-Short Fund and $5,701,288 for the Financial Long-Short Fund)	653,847,672	5,273,800	-
Dividends payable	-	-	163,622
Payable for securities purchased	19,023,953	1,049,756	1,484,225
Payable for dividends on securities sold short	178,768	-	-
Payable for fund shares redeemed	17,215,509	16,137	272,938
Payable to Investment Adviser	1,273,932	37,878	71,094
Payable to Administrator	401,158	12,003	37,142
Accrued distribution and service fees	1,259,245	39,359	120,971
Total Liabilities	952,736,031	12,151,393	33,385,724

Net Assets	$1,707,183,804	$45,897,034	$174,887,630

Components of Net Assets
Paid-in capital	$1,591,842,783	$39,167,648	$170,675,416
Accumulated net investment income	18,706,579	460,557	1,863,063
Accumulated net realized gains
from investment transactions	35,344,132	957,297	143,651
Net unrealized appreciation on investments	61,290,310	5,311,532	2,205,500
Net Assets	$1,707,183,804	$45,897,034	$174,887,630

Pricing of Class A Shares
Net assets attributable to Class A shares	$975,969,971	$39,159,862	$68,265,944
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	52,671,695	1,855,574	5,803,860
Net asset value and redemption price per share	$18.53	$21.10	$11.76
Maximum offering price per share	$19.51	$22.21	$12.19

Pricing of Class C Shares
Net assets attributable to Class C shares	$278,944,288	$5,707,855	$33,144,567
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	15,691,653	282,301	2,820,283
Net asset value, offering price and
redemption price per share (A)	$17.78	$20.22	$11.75

Pricing of Class I Shares
Net assets attributable to Class I shares	$452,269,545	$1,029,317	$73,477,118
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	24,273,822	48,637	6,256,192
Net asset value, offering price and
redemption price per share	$18.63	$21.16	$11.74

(A)	Redemption price per share varies based upon holding period.

See accompanying Notes to Financial Statements.

Page 20	Diamond Hill Funds Semi-Annual Report June 30, 2007

Diamond Hill Funds
Statements of Operations
For the six months ended June 30, 2007 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Large Cap Fund	Select Fund
Investment Income
Dividends	$3,796,642	$251,109	$4,952,015	$173,921
Securities lending income	43,483	-	-	-
Total Investment Income	3,839,825	251,109	4,952,015	173,921

Expenses
Investment advisory fees	1,928,166	99,823	1,330,101	63,231
Administration fees	797,336	35,355	711,478	28,342
Distribution fees - Class A	125,533	9,790	92,455	20,456
Distribution and service fees - Class C	544,773	17,296	471,259	18,100
Custody fees	4,290	648	4,384	749
Total Expenses Before Securities Lending Credit	3,400,098	162,912	2,609,677	130,878
Less Securities Lending Credit	(4,290)	(648)	(4,384)	(749)
Net Expenses	3,395,808	162,264	2,605,293	130,129

Net Investment Income	444,017	88,845	2,346,722	43,792

Realized and Unrealized Gains on Investments
Net realized gains from security transactions	13,114,052	189,666	7,037,919	194,183
Net change in unrealized appreciation/depreciation on investments	12,614,958	1,428,069	15,424,335	887,164
Net Realized and Unrealized Gains on Investments	25,729,010	1,617,735	22,462,254	1,081,347

Net Change in Net Assets from Operations	$26,173,027	$1,706,580	$24,808,976	$1,125,139

	Long-Short Fund	Financial Long-Short Fund	Strategic Income Fund
Investment Income
Dividends	$31,412,582	$905,996	$3,607,578
Interest	-	-	1,851,994
Securities lending income	-	-	833
Total Investment Income	31,412,582	905,996	5,460,405

Expenses
Investment advisory fees	6,819,704	241,126	383,174
Administration fees	2,294,051	82,574	211,407
Distribution fees - Class A	883,714	20,843	113,103
Distribution and service fees - Class C	1,409,902	58,682	111,435
Dividend expense on securities sold short	1,330,062	61,149	-
Custody fees	15,664	711	2,237
Total Expenses Before Securities Lending Credit	12,753,097	465,085	821,356
Less Securities Lending Credit	(15,664)	(711)	(2,237)
Net Expenses	12,737,433	464,374	819,119

Net Investment Income	18,675,149	441,622	4,641,286

Realized and Unrealized Gains (Losses) on Investments
Net realized gains from security transactions	14,227,238	448,372	1,315,648
Net realized gains (losses) on closed short positions	(10,194,609)	348,842	-
Net change in unrealized appreciation/depreciation on investments	(21,942,130)	(989,143)	(1,873,143)
Net Realized and Unrealized Losses on Investments	(17,909,501)	(191,929)	(557,495)

Net Change in Net Assets from Operations	$765,648	$249,693	$4,083,791

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2007	Page 21

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund		Large Cap Fund		Select Fund
	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006(A)	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006(A)
From Operations
Net investment income	$444,017	$1,840,865	$88,845	$66,803	$2,346,722	$3,627,295	$43,792	$128,160
Net realized gains from
security transactions	13,114,052	13,279,686	189,666	290,830	7,037,919	13,150,211	194,183	353,784
Net change in unrealized
appreciation/depreciation
on investments	12,614,958	14,570,777	1,428,069	912,472	15,424,335	25,863,722	887,164	763,270
Net Change in Net Assets
from Operations	26,173,027	29,691,328	1,706,580	1,270,105	24,808,976	42,641,228	1,125,139	1,245,214

Distributions to Shareholders
From net investment
income - Class A	-	(1,461,271)	-	(11,426)	-	(2,849,167)	-	(72,460)
From net investment
income - Class C	-	-	-	-	-	(71,342)	-	(18,228)
From net investment
income - Class I	-	(377,249)	-	(54,675)	-	(697,950)	-	(36,839)
From net realized gains
on investments - Class A	-	(8,863,709)	-	(49,613)	-	(2,314,419)	-	(101,349)
From net realized gains
on investments - Class C	-	(754,982)	-	(12,636)	-	(158,661)	-	(57,943)
From net realized gains
on investments - Class I	-	(1,100,628)	-	(63,254)	-	(395,892)	-	(34,363)
Decrease in Net Assets
from Distributions
to Shareholders	-	(12,557,839)	-	(191,604)	-	(6,487,431)	-	(321,182)

From Capital Transactions
Class A
Proceeds from shares sold	77,505,325	241,663,449	3,007,455	9,566,845	73,788,785	268,607,885	116,811	18,883,568
Reinvested distributions	-	9,911,385	-	59,115	-	4,850,082	-	94,612
Payments for shares redeemed	(147,733,205)	(143,145,225)	(548,745)	(426,881)	(63,253,105)	(62,457,935)	(2,477,692)	(9,380,029)
Net Increase (Decrease)
in Net Assets from Class A
Share Transactions	(70,227,880)	108,429,609	2,458,710	9,199,079	10,535,680	211,000,032	(2,360,881)	9,598,151

Class C
Proceeds from shares sold	934,528	1,486,361	601,163	2,414,652	5,679,152	12,780,229	128,918	6,235,183
Reinvested distributions	-	681,608	-	10,875	-	195,346	-	47,945
Payments for shares redeemed	(4,930,169)	(9,741,761)	(201,478)	(144,768)	(2,599,209)	(2,147,915)	(713,230)	(901,037)
Net Increase (Decrease)
in Net Assets from Class C
Share Transactions	(3,995,641)	(7,573,792)	399,685	2,280,759	3,079,943	10,827,660	(584,312)	5,382,091

Class I
Proceeds from shares sold	3,929,381	30,854,005	2,021,486	11,789,608	16,844,194	46,111,291	1,215,373	3,190,001
Reinvested distributions	-	1,300,894	-	114,768	-	1,042,006	-	57,377
Payments for shares redeemed	(13,996,809)	(17,678,427)	(280,127)	(500,366)	(6,649,928)	(1,825,245)	(310,401)	(234,390)
Net Increase (Decrease)
in Net Assets from Class I
Share Transactions	(10,067,428)	14,476,472	1,741,359	11,404,010	10,194,266	45,328,052	904,972	3,012,988

Total Increase (Decrease)
in Net Assets	(58,117,922)	132,465,778	6,306,334	23,962,349	48,618,865	303,309,541	(915,082)	18,917,262

Net Assets
Beginning of period	517,940,058	385,474,280	23,962,349	-	419,906,353	116,596,812	18,917,262	-
End of period	$459,822,136	$517,940,058	$30,268,683	$23,962,349	$468,525,218	$419,906,353	$18,002,180	$18,917,262

Undistributed Net
Investment Income	$643,296	$199,279	$89,547	$702	$2,358,621	$11,899	$43,792	$-

(A)	Represents the period from commencement of operations (December 31, 2005) through December 31, 2006, and commencement of public offering and investment operations on January 3, 2006.

See accompanying Notes to Financial Statements.

Page 22	Diamond Hill Funds Semi-Annual Report June 30, 2007

Diamond Hill Funds
Statements of Changes in Net Assets

Long-Short Fund		Financial Long-Short Fund		Strategic Income Fund
For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)(A)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
From Operations
Net investment income	$18,675,149	$16,637,375	$441,622	$483,643	$4,641,286	$6,322,138
Net realized gains (losses) from security transactions	14,227,238	48,765,541	448,372	1,001,438	1,315,648	(1,176,522)
Net realized gains (losses) on closed short positions	(10,194,609)	7,580,802	348,842	6,179	-	-
Net change in unrealized appreciation/
depreciation on investments	(21,942,130)	46,892,489	(989,143)	3,012,090	(1,873,143)	4,867,608
Net Change in Net Assets from Operations	765,648	119,876,207	249,693	4,503,350	4,083,791	10,013,224

Distributions to Shareholders
From net investment income - Class A	-	(10,232,380)	-	(450,305)	(1,506,953)	(2,386,238)
From net investment income - Class C	-	(1,714,365)	-	(32,134)	(643,051)	(1,162,593)
From net investment income - Class I	-	(4,666,367)	-	-	(1,764,444)	(2,292,771)
From net realized gains on investments - Class A	-	(15,916,405)	-	(646,082)	-	-
From net realized gains on investments - Class C	-	(4,076,127)	-	(77,458)	-	-
From net realized gains on investments - Class I	-	(5,994,042)	-	-	-	-
Decrease in Net Assets from
Distributions to Shareholders	-	(42,599,686)	-	(1,205,979)	(3,914,448)	(5,841,602)

From Capital Transactions
Class A
Proceeds from shares sold	380,905,518	748,080,923	17,952,938	28,386,555	25,255,074	22,508,919
Reinvested distributions	-	23,482,616	-	887,198	1,333,499	2,218,191
Payments for shares redeemed	(178,152,267)	(227,866,464)	(18,027,878)	(10,597,849)	(7,726,824)	(8,471,730)
Net Increase (Decrease) in Net Assets
from Class A Share Transactions	202,753,251	543,697,075	(74,940)	18,675,904	18,861,749	16,255,380

Class C
Proceeds from shares sold	107,638,138	116,274,212	2,135,538	2,362,985	7,904,990	10,823,237
Reinvested distributions	-	4,678,090	-	85,778	512,249	977,800
Payments for shares redeemed	(16,466,573)	(16,096,040)	(1,083,107)	(734,210)	(2,243,874)	(6,161,653)
Net Increase in Net Assets from Class C
Share Transactions	91,171,565	104,856,262	1,052,431	1,714,553	6,173,365	5,639,384

Class I
Proceeds from shares sold	211,782,737	261,137,582	3,181,679	-	19,326,811	28,201,031
Reinvested distributions	-	8,126,804	-	-	1,373,788	1,985,620
Payments for shares redeemed	(51,734,829)	(50,447,972)	(2,110,192)	-	(1,599,276)	(2,683,189)
Net Increase in Net Assets from Class I
Share Transactions	160,047,908	218,816,414	1,071,487	-	19,101,323	27,503,462

Total Increase in Net Assets	454,738,372	944,646,272	2,298,671	23,687,828	44,305,780	53,569,848

Net Assets
Beginning of period	1,252,445,432	307,799,160	43,598,363	19,910,535	130,581,850	77,012,002
End of period	$1,707,183,804	$1,252,445,432	$45,897,034	$43,598,363	$174,887,630	$130,581,850

Undistributed Net Investment Income	$18,706,579	$31,430	$460,557	$18,935	$1,863,063	$1,137,687

(A)	Represents the period from commencement of operations (December 31, 2006) through June 30, 2007, and commencement of public offereing and investment operations on January 3, 2007 for Class I Shares.

See accompanying Notes to Financial Statements

Diamond Hill Funds Semi-Annual Report June 30, 2007	Page 23

Diamond Hill Funds
Schedule of Capital Share Transactions

	Small Cap Fund		Small-Mid Cap Fund		Large Cap Fund		Select Fund
	For the	For the	For the	For the	For the	For the	For the	For the
	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2007	December 31,	June 30, 2007	December 31,	June 30, 2007	December 31,	June 30, 2007	December 31,
	(Unaudited)	2006	(Unaudited)	2006(A)	(Unaudited)	2006	(Unaudited)	2006(A)
Shares Class A Shares:
Issued	3,035,791	9,777,692	267,479	916,260	4,426,506	17,711,819	10,248	1,789,739
Reinvested	-	391,952	-	5,370	-	295,973	-	8,440
Redeemed	(5,842,133)	(5,825,945)	(47,580)	(40,678)	(3,773,666)	(4,021,684)	(216,058)	(900,062)
Net increase (decrease)
in shares outstanding	(2,806,342)	4,343,699	219,899	880,952	652,840	13,986,108	(205,810)	898,117
Shares outstanding,
beginning of period	17,240,483	12,896,784	880,952	-	20,678,829	6,692,721	898,117	-
Shares outstanding,
end of period	14,434,141	17,240,483	1,100,851	880,952	21,331,669	20,678,829	692,307	898,117
Class C Shares:
Issued	38,697	62,322	53,375	231,713	348,541	861,725	11,460	589,923
Reinvested	-	28,154	-	992	-	12,222	-	4,291
Redeemed	(202,790)	(411,819)	(17,825)	(14,413)	(158,145)	(143,533)	(62,111)	(86,887)
Net increase (decrease)
in shares outstanding	(164,093)	(321,343)	35,550	218,292	190,396	730,414	(50,651)	507,327
Shares outstanding,
beginning of period	1,460,105	1,781,448	218,292	-	1,403,008	672,594	507,327	-
Shares outstanding,
end of period	1,296,012	1,460,105	253,842	218,292	1,593,404	1,403,008	456,676	507,327
Class I Shares:
Issued	153,901	1,236,764	174,303	1,133,512	1,007,273	2,936,838	105,603	304,517
Reinvested	-	51,275	-	10,437	-	63,368	-	5,116
Redeemed	(548,567)	(716,344)	(23,495)	(45,563)	(390,750)	(113,791)	(27,341)	(21,175)
Net increase (decrease)
in shares outstanding	(394,666)	571,695	150,808	1,098,386	616,523	2,886,415	78,262	288,458
Shares outstanding,
beginning of period	2,048,768	1,477,073	1,098,386	-	3,608,275	721,860	288,458	-
Shares outstanding,
end of period	1,654,102	2,048,768	1,249,194	1,098,386	4,224,798	3,608,275	366,720	288,458

(A)	Represents the period from commencement of operations (December 31, 2005) through December 31, 2006, and commencement of public offering and investment operations on January 3, 2006.

See accompanying Notes to Financial Statements.

Page 24	Diamond Hill Funds Semi-Annual Report June 30, 2007

Diamond Hill Funds
Schedule of Capital Share Transactions

	Long-Short Fund		Financial Long-Short Fund		Strategic Income Fund
	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)(A)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
Shares
Class A Shares:
Issued	20,659,588	42,263,327	857,934	1,417,131	2,124,519	1,967,217
Reinvested	-	1,257,154	-	42,390	112,394	193,757
Redeemed	(9,630,602)	(12,814,047)	(867,203)	(534,193)	(650,638)	(740,245)
Net increase (decrease) in shares outstanding	11,028,986	30,706,434	(9,269)	925,328	1,586,275	1,420,729
Shares outstanding, beginning of period	41,642,709	10,936,275	1,864,843	939,515	4,217,585	2,796,856
Shares outstanding, end of period	52,671,695	41,642,709	1,855,574	1,864,843	5,803,860	4,217,585
Class C Shares:
Issued	6,069,156	6,779,536	106,769	122,299	665,819	952,633
Reinvested	-	260,608	-	4,273	43,209	85,466
Redeemed	(924,066)	(946,960)	(54,328)	(39,359)	(189,278)	(540,262)
Net increase in shares outstanding	5,145,090	6,093,184	52,441	87,213	519,750	497,837
Shares outstanding, beginning of period	10,546,563	4,453,379	229,860	142,647	2,300,533	1,802,696
Shares outstanding, end of period	15,691,653	10,546,563	282,301	229,860	2,820,283	2,300,533
Class I Shares:
Issued	11,445,830	14,523,326	151,573	-	1,629,355	2,455,009
Reinvested	-	433,229	-	-	115,983	173,496
Redeemed	(2,776,835)	(2,799,639)	(102,936)	-	(134,827)	(235,712)
Net increase in shares outstanding	8,668,995	12,156,916	48,637	-	1,610,511	2,392,793
Shares outstanding, beginning of period	15,604,827	3,447,911	-	-	4,645,681	2,252,888
Shares outstanding, end of period	24,273,822	15,604,827	48,637	-	6,256,192	4,645,681

(A)	Represents the period from commencement of operations (December 31, 2006) through June 30, 2007, and commencement of public offereing and investment operations on January 3, 2007 for Class I Shares.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2007	Page 25

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

	For the Six Months Ended June 30, 2007(Unaudited)		Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Diamond Hill Small Cap Fund - Class A
Net asset value at beginning of period	$25.03		$23.95	$21.41	$16.82	$11.26	$12.29
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.09	0.02	(0.03)	(0.06)	(0.17)
Net realized and unrealized gains (losses) on investments	1.47		1.60	2.74	4.94	5.71	(0.84)
Total from investment operations	1.50		1.69	2.76	4.91	5.65	(1.01)
Less Distributions:
Dividends from net investment income	-		(0.09)	(0.01)	-	-	-
Distributions from net realized gains	-		(0.52)	(0.21)	(0.32)	(0.09)	(0.02)
Total distributions	-		(0.61)	(0.22)	(0.32)	(0.09)	(0.02)
Net asset value at end of period	$26.53		$25.03	$23.95	$21.41	$16.82	$11.26
Total return(A)	5.99	%(C)	7.03%	12.90%	29.26%	50.18%	(8.23%)
Net assets at end of period (000s)	$382,937		$431,524	$308,925	$55,411	$11,919	$6,603
Ratio of net expenses to average net assets	1.40	%(D)	1.42%	1.45%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	0.20	%(D)	0.38%	0.19%	(0.35%)	(0.57%)	(0.70%)
Ratio of gross expenses to average net assets	1.40	%(D)	1.42%	1.45%	1.51%	1.51%	1.53%
Portfolio turnover rate	12	%(D)	30%	15%	30%	53%	49%

	For the Six Months Ended June 30, 2007(Unaudited)		Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Diamond Hill Small Cap Fund - Class C
Net asset value at beginning of period	$24.00		$23.08	$20.79	$16.45	$11.09	$12.21
Income (loss) from investment operations:
Net investment loss	(0.08)		(0.10)	(0.08)	(0.15)	(0.18)	(0.23)
Net realized and unrealized gains (losses) on investments	1.42		1.54	2.58	4.81	5.63	(0.87)
Total from investment operations	1.34		1.44	2.50	4.66	5.45	(1.10)
Distributions from net realized gains	-		(0.52)	(0.21)	(0.32)	(0.09)	(0.02)
Net asset value at end of period	$25.34		$24.00	$23.08	$20.79	$16.45	$11.09
Total return(A)	5.58	%(C)	6.23%	12.05%	28.40%	49.15%	(9.02%)
Net assets at end of period (000s)	$32,837		$35,035	$41,115	$15,259	$7,213	$4,902
Ratio of net expenses to average net assets	2.15	%(D)	2.17%	2.20%	2.25%	2.25%	2.25%
Ratio of net investment loss to average net assets	(0.55	%)(D)	(0.37%)	(0.61%)	(1.20%)	(1.35%)	(1.40%)
Ratio of gross expenses to average net assets	2.15	%(D)	2.17%	2.20%	2.26%	2.26%	2.28%
Portfolio turnover rate	12	%(D)	30%	15%	30%	53%	49%

	For the Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006	Year Ended December 31, 2005	(B)
Diamond Hill Small Cap Fund - Class I
Net asset value at beginning of period	$25.08		$23.99	$19.93
Income from investment operations:
Net investment income	0.12		0.21	0.04
Net realized and unrealized gains on investments	1.43		1.59	4.27
Total from investment operations	1.55		1.80	4.31
Less Distributions:
Dividends from net investment income	-		(0.19)	(0.04)
Distributions from net realized gains	-		(0.52)	(0.21)
Total distributions	-		(0.71)	(0.25)
Net asset value at end of period	$26.63		$25.08	$23.99
Total return	6.18	%(C)	7.49%	21.63	%(C)
Net assets at end of period (000s)	$44,048		$51,381	$35,434
Ratio of net expenses to average net assets	0.98	%(D)	0.99%	0.99	%(D)
Ratio of net investment income to average net assets	0.60	%(D)	0.82%	0.74	%(D)
Ratio of gross expenses to average net assets	0.98	%(D)	0.99%	0.99	%(D)
Portfolio turnover rate	12	%(D)	30%	15%

(A)	Total returns shown exclude the effect of applicable sales charges.
(B)	Class I commenced operations on April 29, 2005.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

Page 26	Diamond Hill Funds Semi-Annual Report June 30, 2007

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

For the Six
Months Ended	Year Ended
June 30, 2007	December 31,
Diamond Hill Small-Mid Cap Fund - Class A	(Unaudited)	2006	(A)
Net asset value at beginning of period	$10.91	$10.00
Income from investment operations:
Net investment income	0.02	0.04
Net realized and unrealized gains on investments	0.69	0.94
Total from investment operations	0.71	0.98
Less Distributions:
Dividends from net investment income	-	(0.01)
Distributions from net realized gains	-	(0.06)
Total distributions	-	(0.07)
Net asset value at end of period	$11.62	$10.91
Total return(B)	6.51	%(C)	9.81%
Net assets at end of period (000s)	$12,792	$9,608
Ratio of net expenses to average net assets	1.34	%(D)	1.21%
Ratio of net investment income to average net assets	0.54	%(D)	0.49%
Ratio of gross expenses to average net assets	1.34	%(D)	1.21%
Portfolio turnover rate	27	%(D)	33%

For the Six
Months Ended	Year Ended
June 30, 2007	December 31,
Diamond Hill Small-Mid Cap Fund - Class C	(Unaudited)	2006	(A)
Net asset value at beginning of period	$10.85	$10.00
Income (loss) from investment operations:
Net investment loss	(0.01)	(0.02)
Net realized and unrealized gains on investments	0.68	0.93
Total from investment operations	0.67	0.91
Distributions from net realized gains	-	0.06
Net asset value at end of period	$11.52	$10.85
Total return(B)	6.18	%(C)	9.08%
Net assets at end of period (000s)	$2,923	$2,368
Ratio of net expenses to average net assets	2.09	%(D)	2.00%
Ratio of net investment loss to average net assets	(0.21	%)(D)	(0.27%)
Ratio of gross expenses to average net assets	2.09	%(D)	2.11%
Portfolio turnover rate	27	%(D)	33%

For the Six
Months Ended	Year Ended
June 30, 2007	December 31,
Diamond Hill Small-Mid Cap Fund - Class I	(Unaudited)	2006	(A)
Net asset value at beginning of period	$10.91	$10.00
Income from investment operations:
Net investment income	0.04	0.04
Net realized and unrealized gains on investments	0.70	0.98
Total from investment operations	0.74	1.02
Less Distributions:
Dividends from net investment income	-	(0.05)
Distributions from net realized gains	-	(0.06)
Total distributions	-	(0.11)
Net asset value at end of period	$11.65	$10.91
Total return	6.78	%(C)	10.18%
Net assets at end of period (000s)	$14,553	$11,986
Ratio of net expenses to average net assets	0.93	%(D)	0.90%
Ratio of net investment income to average net assets	0.95	%(D)	1.01%
Ratio of gross expenses to average net assets	0.93	%(D)	0.98%
Portfolio turnover rate	27	%(D)	33%

(A)	Class A, Class C, and Class I commenced operations on December 31, 2005, and commenced public offering and investment operations on January 3, 2006.
(B)	Total returns shown exclude the effect of applicable sales charges.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2007	Page 27

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

Diamond Hill Large Cap Fund - Class A	For the Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Net asset value at beginning of period	$16.36		$14.44	$12.51	$10.34	$7.87	$10.06
Income (loss) from investment operations:
Net investment income	0.09		0.15	0.05	0.02	0.04	0.04
Net realized and unrealized gains (losses) on investments	0.82		2.03	1.98	2.16	2.47	(2.13)
Total from investment operations	0.91		2.18	2.03	2.18	2.51	(2.09)
Less Distributions:
Dividends from net investment income	-		(0.14)	(0.06)	(0.01)	(0.04)	(0.04)
Distributions from net realized gains	-		(0.12)	(0.04)	-	-	(0.06)
Total distributions	-		(0.26)	(0.10)	(0.01)	(0.04)	(0.10)
Net asset value at end of period	$17.27		$16.36	$14.44	$12.51	$10.34	$7.87
Total return(A)	5.56	%(B)	15.06%	16.19%	21.12%	31.92%	(20.74%)
Net assets at end of period (000s)	$368,415		$338,286	$96,637	$17,369	$6,437	$3,300
Ratio of net expenses to average net assets	1.20	%(C)	1.21%	1.27%	1.40%	1.39%	1.40%
Ratio of net investment income to average net assets	1.04	%(C)	1.32%	1.08%	0.26%	0.62%	0.62%
Ratio of gross expenses to average net assets	1.20	%(C)	1.21%	1.27%	1.42%	1.43%	1.46%
Portfolio turnover rate	20	%(C)	32%	15%	13%	32%	71%

Diamond Hill Large Cap Fund - Class C	For the Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Net asset value at beginning of period	$15.99		$14.15	$12.31	$10.23	$7.81	$10.06
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.06	0.05	(0.04)	-	-
Net realized and unrealized gains(losses) on investments	0.81		1.95	1.83	2.12	2.42	(2.19)
Total from investment operations	0.83		2.01	1.88	2.08	2.42	(2.19)
Less Distributions:
Dividends from net investment income	-		(0.05)	-	-	-	-
Distributions from net realized gains	-		(0.12)	(0.04)	-	-	(0.06)
Total distributions	-		(0.17)	(0.04)	-	-	(0.06)
Net asset value at end of period	$16.82		$15.99	$14.15	$12.31	$10.23	$7.81
Total return(A)	5.19	%(B)	14.18%	15.25%	20.33%	31.04%	(21.73%)
Net assets at end of period (000s)	$26,804		$22,438	$9,518	$1,700	$871	$260
Ratio of net expenses to average net assets	1.94	%(C)	1.96%	2.02%	2.15%	2.14%	2.15%
Ratio of net investment income (loss) to average net assets	0.29	%(C)	0.57%	0.26%	(0.54%)	(0.14%)	(0.10%)
Ratio of gross expenses to average net assets	1.94	%(C)	1.96%	2.02%	2.17%	2.18%	2.81%
Portfolio turnover rate	20	%(C)	32%	15%	13%	32%	71%

	For the Six
	Months Ended		Year Ended	Period Ended
	June 30, 2007		December 31,	December 31,
Diamond Hill Large Cap Fund - Class I	(Unaudited)		2006	2005	(D)
Net asset value at beginning of period	$16.40		$14.47	$12.38
Income from investment operations:
Net investment income	0.12		0.13	0.08
Net realized and unrealized gains on investments	0.83		2.12	2.13
Total from investment operations	0.95		2.25	2.21
Less Distributions:
Dividends from net investment income	-		(0.20)	(0.08)
Distributions from net realized gains	-		(0.12)	(0.04)
Total distributions	-		(0.32)	(0.12)
Net asset value at end of period	$17.35		$16.40	$14.47
Total return	5.79	%(B)	15.49%	17.84	%(A)
Net assets at end of period (000s)	$73,306		$59,182	$10,442
Ratio of net expenses to average net assets	0.78	%(C)	0.78%	0.80	%(C)
Ratio of net investment income to average net assets	1.46	%(C)	1.82%	1.60	%(C)
Ratio of gross expenses to average net assets	0.78	%(C)	0.78%	0.80	%(C)
Portfolio turnover rate	20	%(C)	32%	15%

(A)	Total returns shown exclude the effect of applicable sales charges.
(B)	Not annualized.
(C)	Annualized.
(D)	Class I commenced operations on January 31, 2005.

See accompanying Notes to Financial Statements.

Page 28	Diamond Hill Funds Semi-Annual Report June 30, 2007

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

For the Six
Months Ended	Year Ended
June 30, 2007	December 31,
Diamond Hill Select Fund - Class A	(Unaudited)	2006	(A)
Net asset value at beginning of period	$11.17	$10.00
Income from investment operations:
Net investment income	0.04	0.10
Net realized and unrealized gains on investments	0.68	1.27
Total from investment operations	0.72	1.37
Less Distributions:
Dividends from net investment income	-	(0.08)
Distributions from net realized gains	-	(0.12)
Total distributions	-	(0.20)
Net asset value at end of period	$11.89	$11.17
Total return(B)	6.45	%(C)	13.66%
Net assets at end of period (000s)	$8,233	$10,036
Ratio of net expenses to average net assets	1.30	%(D)	1.31%
Ratio of net investment income to average net assets	0.62	%(D)	1.04%
Ratio of gross expenses to average net assets	1.30	%(D)	1.32%
Portfolio turnover rate	30	%(D)	80%

For the Six
Months Ended	Year Ended
June 30, 2007	December 31,
Diamond Hill Select Fund - Class C	(Unaudited)	2006	(A)
Net asset value at beginning of period	$11.16	$10.00
Income from investment operations:
Net investment income (loss)	(0.01)	0.02
Net realized and unrealized gains on investments	0.68	1.30
Total from investment operations	0.67	1.32
Less Distributions:
Dividends from net investment income	-	(0.04)
Distributions from net realized gains	-	(0.12)
Total distributions	-	(0.16)
Net asset value at end of period	$11.83	$11.16
Total return(B)	6.00	%(C)	13.11
Net assets at end of period (000s)	$5,404	$5,661
Ratio of net expenses to average net assets	2.05	%(D)	2.05
Ratio of net investment income to average net assets	(0.12	%)(D)	0.32
Ratio of gross expenses to average net assets	2.05	%(D)	2.06
Portfolio turnover rate	30	%(D)	80

For the Six
Months Ended	Year Ended
June 30, 2007	December 31,
Diamond Hill Select Fund - Class I	(Unaudited)	2006	(A)
Net asset value at beginning of period	$11.16	$10.00
Income from investment operations:
Net investment income (loss)	0.05	0.09
Net realized and unrealized gains on investments	0.69	1.32
Total from investment operations	0.74	1.41
Less Distributions:
Dividends from net investment income	-	(0.13)
Distributions from net realized gains	-	(0.12)
Total distributions	-	(0.25)
Net asset value at end of period	$11.90	$11.16
Total return	6.63	%(C)	14.04%
Net assets at end of period (000s)	$4,366	$3,220
Ratio of net expenses to average net assets	0.88	%(D)	0.84%
Ratio of net investment income to average net assets	1.06	%(D)	1.47%
Ratio of gross expenses to average net assets	0.88	%(D)	0.86%
Portfolio turnover rate	30	%(D)	80%

(A)	Class A, Class C, and Class I commenced operations on December 31, 2005, and commenced public offering and investment operations on January 3, 2006.
(B)	Total returns shown exclude the effect of applicable sales charges.
(C)	Not Annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2007	Page 29

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

Diamond Hill Long-Short Fund - Class A	For the Six Months Ended June 30, 2007(Unaudited)		Year Ended December 31, 2006	Year Ended December 31, 2005		Year Ended December 31, 2004		Year Ended December 31, 2003	Year Ended December 31, 2002
Net asset value at beginning of period	$18.57		$16.46	$13.67		$11.75		$9.56	$10.67
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.26	0.10		0.00	(A)	(0.01)	(0.06)
Net realized and unrealized gains (losses) on investments	(0.25)		2.52	2.83		1.98		2.20	(1.05)
Total from investment operations	(0.04)		2.78	2.93		1.98		2.19	(1.11)
Less Distributions:
Dividends from net investment income	-		(0.25)	(0.10)		-		-	-
Distributions from net realized gains	-		(0.42)	(0.04)		(0.06)		-	-
Total distributions	-		(0.67)	(0.14)		(0.06)		-	-
Net asset value at end of period	$18.53		$18.57	$16.46		$13.67		$11.75	$9.56
Total return(B)	(0.22	%)(C)	16.89%	21.46%		16.86%		22.91%	(10.4%)
Net assets at end of period (000s)	$975,970		$773,161	$180,035		$47,008		$16,216	$11,518
Ratio of net expenses to average net assets	1.67	%(D)	1.77%	1.82%		1.78%		1.70%	1.60%
Ratio of net investment income (loss) to average net assets	2.47	%(D)	2.15%	1.12%		0.01%		(0.07%)	(0.39%)
Ratio of gross expenses to average net assets	1.67	%(D)	1.77%	1.82%		1.79%		1.71%	1.63%
Ratio of net expenses to average net assets, excluding dividends on securities sold short	1.49	%(D)	1.51%	1.55%		1.60%		1.59%	1.48%
Portfolio turnover rate	46	%(D)	83%	58	%(E)	53	%(E)	41%	46%

Diamond Hill Long-Short Fund - Class C	For the Six Months Ended June 30, 2007(Unaudited)		Year Ended December 31, 2006	Year Ended December 31, 2005		Year Ended December 31, 2004		Year Ended December 31, 2003	Year Ended December 31, 2002
Net asset value at beginning of period	$17.88		$15.92	$13.26		$11.48		$9.42	$10.60
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.16	0.03		(0.05)		(0.04)	(0.29)
Net realized and unrealized gains (losses) on investments	(0.23)		2.38	2.70		1.89		2.10	(0.89)
Total from investment operations	(0.10)		2.54	2.73		1.84		2.06	(1.18)
Less Distributions:
Dividends from net investment income	-		(0.16)	(0.03)		-		-	-
Distributions from net realized gains	-		(0.42)	(0.04)		(0.06)		-	-
Total distributions	-		(0.58)	(0.07)		(0.06)		-	-
Net asset value at end of period	$17.78		$17.88	$15.92		$13.26		$11.48	$9.42
Total return(B)	(0.56	%)(C)	15.98%	20.58%		16.04%		21.87%	(11.13%)
Net assets at end of period (000s)	$278,944		$188,550	$70,891		$20,810		$6,390	$2,168
Ratio of net expenses to average net assets	2.42	%(D)	2.52%	2.57%		2.53%		2.45%	2.35%
Ratio of net investment income (loss) to average net assets	1.72	%(D)	1.40%	0.37%		(0.73%)		(0.75%)	(1.15%)
Ratio of gross expenses to average net assets	2.42	%(D)	2.52%	2.57%		2.54%		2.46%	2.38%
Ratio of net expenses to average net assets, excluding dividends on securities sold short	2.24	%(D)	2.26%	2.30%		2.35%		2.34%	2.23%
Portfolio turnover rate	46	%(D)	83%	58	%(E)	53	%(E)	41%	46%

Page 30	Diamond Hill Funds Semi-Annual Report June 30, 2007

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

Diamond Hill Long-Short Fund - Class I	For the Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006	Period Ended December 31, 2005	(F)
Net asset value at beginning of period	$18.63		$16.49	$13.80
Income from investment operations:
Net investment income	0.24		0.28	0.14
Net realized and unrealized gains
(losses) on investments	(0.24)		2.59	2.73
Total from investment operations	-		2.87	2.87
Less Distributions:
Dividends from net investment income	-		(0.31)	(0.14)
Distributions from net realized gains	-		(0.42)	(0.04)
Total distributions	-		(0.73)	(0.18)
Net asset value at end of period	$18.63		$18.63	$16.49
Total return	0.00	%(C)	17.37%	20.81	%(C)
Net assets at end of period (000s)	$452,270		$290,734	$56,873
Ratio of net expenses to average net assets	1.25	%(D)	1.34%	1.39	%(D)
Ratio of net investment income to average net assets	2.89	%(D)	2.60%	1.71	%(D)
Ratio of gross expenses to average net assets	1.25	%(D)	1.34%	1.39	%(D)
Ratio of net expenses to average net assets, excluding dividends on securities sold short	1.08	%(D)	1.08%	1.10	%(E)
Portfolio turnover rate	46	%(D)	83%	58	%(E)

(A)	Amount rounds to less than $ 0.005.
(B)	Total returns shown exclude the effect of applicable sales charges.
(C)	Not annualized.
(D)	Annualized.
(E)	The portfolio turnover rate for December 31, 2005 and December 31, 2004 has been revised to include long-term short selling transactions.
(F)	Class I commenced operations on January 31, 2005.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2007	Page 31

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

Diamond Hill Financial Long-Short Fund - Class A	For the Six Months Ended June 30, 2007(Unaudited)		Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Net asset value at beginning of period	$20.90		$18.48	$19.10	$17.92	$13.63	$14.25
Income (loss) from investment operations:
Net investment income	0.21		0.23	0.29	0.13	0.07	0.03
Net realized and unrealized gains (losses) on investments	(0.01)		2.79	(0.24)	2.84	5.60	1.58
Total from investment operations	0.20		3.02	0.05	2.97	5.67	1.61
Less Distributions:
Dividends from net investment income	-		(0.24)	(0.30)	(0.13)	(0.06)	(0.03)
Distributions from net realized gains	-		(0.36)	(0.37)	(1.66)	(1.32)	(2.20)
Total distributions	-		(0.60)	(0.67)	(1.79)	(1.38)	(2.23)
Net asset value at end of period	$21.10		$20.90	$18.48	$19.10	$17.92	$13.63
Total return(A)	0.96	%(B)	16.35%	0.25%	16.67%	41.85%	11.22%
Net assets at end of period (000s)	$39,160		$38,978	$17,366	$20,682	$12,463	$9,983
Ratio of net expenses to average net assets	1.85	%(C)	1.70%	1.67%	1.70%	1.68%	1.70%
Ratio of net investment income to average net assets	1.90	%(C)	1.80%	1.41%	0.90%	0.45%	0.20%
Ratio of gross expenses to average net assets	1.85	%(C)	1.70%	1.67%	1.71%	1.70%	1.72%
Ratio of net expenses to average net assets, excluding dividends on securities sold short	1.60	%(C)	1.62%	-	-	-	-
Portfolio turnover rate	46	%(C)	45%	28%	36%	53%	104%

Diamond Hill Financial Long-Short Fund - Class C	For the Six Months Ended June 30, 2007(Unaudited)		Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Net asset value at beginning of period	$20.10		$17.84	$18.42	$17.39	$13.31	$14.05
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.13	0.15	0.03	(0.06)	0.04
Net realized and unrealized gains (losses) on investments	0.01		2.63	(0.24)	2.70	5.46	1.46
Total from investment operations	0.12		2.76	(0.09)	2.73	5.40	1.50
Less Distributions:
Dividends from net investment income	-		(0.14)	(0.12)	(0.04)	-	(0.04)
Distributions from net realized gains	-		(0.36)	(0.37)	(1.66)	(1.32)	(2.20)
Total distributions	-		(0.50)	(0.49)	(1.70)	(1.32)	(2.24)
Net asset value at end of period	$20.22		$20.10	$17.84	$18.42	$17.39	$13.31
Total return(A)	0.60	%(B)	15.47%	(0.49%)	15.79%	40.85%	10.55%
Net assets at end of period (000s)	$5,708		$4,620	$2,544	$3,941	$1,974	$787
Ratio of net expenses to average net assets	2.60	%(C)	2.45%	2.42%	2.45%	2.45%	2.45%
Ratio of net investment income (loss) to average net assets	1.17	%(C)	1.03%	0.67%	0.20%	(0.30%)	(0.49%)
Ratio of gross expenses to average net assets	2.60	%(C)	2.45%	2.42%	2.46%	2.47%	2.47%
Ratio of net expenses to average net assets, excluding dividends on securities sold short	2.34	%(C)	2.37%	-	-	-	-
Portfolio turnover rate	46	%(C)	45%	28%	36%	53%	104%

Page 32	Diamond Hill Funds Semi-Annual Report June 30, 2007

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

	For the Six
	Months Ended
	June 30, 2007
Diamond Hill Financial Long-Short Fund - Class I	(Unaudited)	(D)
Net asset value at beginning of period	$20.90
Income (loss) from investment operations:
Net investment income	0.32
Net realized and unrealized losses
on investments	(0.06)
Total from investment operations	0.26
Net asset value at end of period	$21.16
Total return(A)	1.24%
Net assets at end of period (000s)	$1,029
Ratio of net expenses to average net assets	1.43	%(B)
Ratio of net investment income
to average net assets	2.46	%(B)
Ratio of gross expenses to average net assets	1.43	%(B)
Ratio of net expenses to average net assets, excluding
dividends on securities sold short	1.18	%(B)
Portfolio turnover rate	46	%(B)

(A)	Total returns shown exclude the effect of applicable sales charges.
(B)	Not annualized.
(C)	Annualized.
(D)	Represents the period from commencement of operations (December 31, 2005) through June 30, 2007, and commencement of public offering and investment operations on January 3, 2007.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2007	Page 33

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

Diamond Hill Strategic Income Fund - Class A	For the Six Months Ended June 30, 2007(Unaudited)		Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	(A)
Net asset value at beginning of period	$11.71		$11.25	$11.63	$11.58	$10.28	$10.00
Income (loss) from investment operations:
Net investment income	0.31		0.70	0.66	0.64	0.67	0.15
Net realized and unrealized gains (losses) on investments	0.03		0.42	(0.38)	0.19	1.39	0.30
Total from investment operations	0.34		1.12	0.28	0.83	2.06	0.45
Less distributions:
Dividends from net investment income	(0.29)		(0.66)	(0.66)	(0.64)	(0.67)	(0.15)
Distributions from net realized gains	-		-	-	(0.14)	(0.09)	(0.02)
Total distributions	(0.29)		(0.66)	(0.66)	(0.78)	(0.76)	(0.17)
Net asset value at end of period	$11.76		$11.71	$11.25	$11.63	$11.58	$10.28
Total return(B)	2.90	%(C)	10.26%	2.41%	7.46%	20.67%	4.49	%(C)
Net assets at end of period (000s)	$68,266		$49,372	$31,456	$31,274	$17,923	$2,092
Ratio of net expenses to average net assets	1.09	%(D)	1.12%	1.17%	1.20%	1.19%	1.20	%(D)
Ratio of net investment income to average net assets	6.03	%(D)	6.38%	5.74%	5.75%	6.01%	1.76	%(D)
Ratio of gross expenses to average net assets	1.09	%(D)	1.12%	1.17%	1.21%	1.21%	1.23	%(D)
Portfolio turnover rate	63	%(D)	43%	66%	84%	83%	77	%(D)

Diamond Hill Strategic Income Fund - Class C	For the Six Months Ended June 30, 2007(Unaudited)		Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	(A)
Net asset value at beginning of period	$11.70		$11.24	$11.63	$11.58	$10.28	$10.00
Income (loss) from investment operations:
Net investment income	0.27		0.62	0.58	0.56	0.60	0.19
Net realized and unrealized gains (losses) on investments	0.03		0.41	(0.40)	0.19	1.39	0.30
Total from investment operations	0.30		1.03	0.18	0.75	1.99	0.49
Less distributions:
Dividends from net investment income	(0.25)		(0.57)	(0.57)	(0.56)	(0.60)	(0.19)
Distributions from net realized gains	-		-	-	(0.14)	(0.09)	(0.02)
Total distributions	(0.25)		(0.57)	(0.57)	(0.70)	(0.69)	(0.21)
Net asset value at end of period	$11.75		$11.70	$11.24	$11.63	$11.58	$10.28
Total return(B)	2.52	%(C)	9.43%	1.57%	6.70%	19.86%	4.85	%(C)
Net assets at end of period (000s)	$33,145		$26,908	$20,257	$15,560	$8,428	$94
Ratio of net expenses to average net assets	1.84	%(D)	1.87%	1.91%	1.95%	1.93%	1.95	%(D)
Ratio of net investment income to average net assets	5.24	%(D)	5.63%	5.06%	5.02%	5.39%	2.64	%(D)
Ratio of gross expenses to average net assets	1.84	%(D)	1.87%	1.91%	1.96%	1.95%	1.98	%(D)
Portfolio turnover rate	63	%(D)	43%	66%	84%	83%	77	%(D)

Page 34	Diamond Hill Funds Semi-Annual Report June 30, 2007

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each period.

Diamond Hill Strategic Income Fund - Class I	For the Six Months Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006	Period Ended December 31, 2005	(E)
Net asset value at beginning of period	$11.69		$11.23	$11.65
Income (loss) from investment operations:
Net investment income	0.34		0.73	0.65
Net realized and unrealized gains (losses) on investments	0.02		0.44	(0.42)
Total from investment operations	0.36		1.17	0.23
Dividends from net investment income	(0.31)		(0.71)	(0.65)
Net asset value at end of period	$11.74		$11.69	$11.23
Total return	3.11	%(C)	10.74%	2.03	%(C)
Net assets at end of period (000s)	$73,477		$54,302	$25,299
Ratio of net expenses to average net assets	0.68	%(D)	0.68%	0.70	%(D)
Ratio of net investment income to average net assets	6.44	%(D)	6.89%	6.57	%(D)
Ratio of gross expenses to average net assets	0.68	%(D)	0.68%	0.70	%(D)
Portfolio turnover rate	63	%(D)	43%	66%

(A)	Represents the period from commencement of operations (September 30, 2002) through December 31, 2002.
(B)	Total returns shown exclude the effect of applicable sales charges.
(C)	Not annualized.
(D)	Annualized.
(E)	Represents the period from commencement of operations (January 31, 2005) through December 31, 2005.

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2007	Page 35

Diamond Hill Funds
Notes to Financial Statements
June 30, 2007 (Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund” and Diamond Hill Strategic Income Fund (“Strategic Income Fund”), are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company. Each Fund is a diversified series of the Trust. Effective December 30, 2005, the Small Cap Fund closed to new shareholders.

The Funds offer three classes of shares: Class A, Class C and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market. Securities for which market quotations are not readily available are valued at their "fair value". In these cases, a Valuation Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund ("good faith fair valuation"). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Short sales — The Long-Short Fund, Financial Long-Short Fund and Strategic Income Fund may sell a security they do not own in anticipation of a decline in the value of that security. When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Deposits with brokers for securities sold short” on the Statements of Assets & Liabilities.

Page 36	Diamond Hill Funds Semi-Annual Report June 30, 2007

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

Repurchase agreements — In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Securities Lending — Effective May 1, 2007 the Board of Trustees approved a securities lending agreement with U.S. Bank, N.A. (the “Custodian”). Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is in short term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, net securities lending income shall first be solely paid as credits and offset against costs and other charges incurred by each Fund with the Custodian. Any remaining securities lending revenue is then paid to the Funds as securities lending income. The securities lending income and the securities lending expese credits are presented in the Statements of Operations.

As of June 30, 2007, the value of securities loaned and the collateral held were as follows:

	Market Value of Securities Loaned	Value of Collateral Received
Small Cap Fund	$145,047,805	$151,054,527
Small-Mid Cap Fund	$7,539,370	$7,885,642
Large Cap Fund	$94,760,097	$98,202,318
Select Fund	$3,013,300	$3,160,393
Long-Short Fund	$248,627,776	$259,535,794
Financial Long-Short Fund	$5,495,145	$5,722,460
Strategic Income Fund	$29,814,252	$31,235,732

Security transactions — Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date.The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method.

Share valuation — The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Federal income taxes — Each Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders.Therefore, no federal income tax provision is required.

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Strategic Income Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, and Financial Long-Short Fund. The Funds record distributions received from investments in Real Estate Investment Trusts (REITS) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently net investment income) as an increase to unrealized appreciation (depreciation) and realized gain (loss) on investments as necessary once the issuers provide information about the actual composition of the distributions. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP in the United States.These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Diamond Hill Funds Semi-Annual Report June 30, 2007	Page 37

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Investment Transactions

For the six months ended June 30, 2007, the purchases and sales (including maturities) of investment securities (excluding short-term securities and U.S. government obligations) were as follows

	Pruchases	Sales
Small Cap Fund	$131,152,960	$207,849,761
Small-Mid Cap Fund	$19,394,360	$5,803,083
Large Cap Fund	$204,300,676	$99,062,886
Select Fund	$5,620,549	$10,708,153
Long-Short Fund	$395,017,001	$110,326,260
Financial Long-Short Fund	$15,213,923	$5,065,076
Strategic Income Fund	$104,287,077	$47,551,978

The Funds pay commissions on the purchase and sale of investment securities. The commissions paid are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. The Funds paid the following commissions during the six months ended June 30, 2007:

	Total Commissions	Commissions as a % of Average Net Assets
Small Cap Fund	$71,441	0.02%
Small-Mid Cap Fund	$5,396	0.02%
Large Cap Fund	$74,749	0.02%
Select Fund	$2,646	0.01%
Long-Short Fund	$658,204	0.04%
Financial Long-Short Fund	$12,113	0.03%
Strategic Income Fund	$16,428	0.01%

Page 38	Diamond Hill Funds Semi-Annual Report June 30, 2007

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

Investment Advisory Fees and Other Transactions with Affiliates

The Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, Financial Long-Short Fund, and Strategic Income Fund each receive investment management and advisory services from Diamond Hill Capital Management, Inc. (“DHCM”) under management agreements that provide for fees to be paid at an annual rate of 0.80%, 0.75%, 0.60%, 0.70%, 0.90%, 1.00%, and 0.50% of the Funds’ average daily net assets, respectively. The advisory agreements are subject to annual approval by the Board of Trustees. In addition, each Fund has entered into an administrative services agreement whereby DHCM (“Administrator”) is paid a fee at an annual rate of 0.32% for Class A and Class C and 0.18% for Class I shares of each Funds’ average daily net assets. Prior to April 30, 2007, the fees paid by Class A and Class C were paid at an annual rate of 0.36% of each Funds’ average daily net assets. These administrative fees are used to pay most of the Funds’ operating expenses except advisory, distribution, custody, brokerage, taxes, interest, dividend expense on securities sold short, and extraordinary expenses.

Pursuant to rule 12b-1 of the 1940 Act, each Fund has adopted a distribution plan (together, the “Plans”). Under the Plans, Class A shares pay a distribution fee at an annual rate of 0.25% of Class A average daily net assets. Class C shares pay a distribution and shareholder-servicing fee at an annual rate of 0.75% and 0.25%, respectively, of Class C average daily net assets. Class I shares are not subject to any distribution or shareholder-servicing fees. The Trust entered into a Distribution Agreement on behalf of the Funds with IFS Fund Distributors, Inc. (“Distributor”). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.

For the six months ended June 30, 2007, the Distributor received $381, $1,732, $11,874, $125,886, $8,716, and $17,076, in sales commissions from the sales of Class A shares of the Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Long-Short Fund, Financial Long-Short Fund, and Strategic Income Fund, respectively. The Distributor also received $384, $254, $3,654, $208, $48,602, $2,183, and $1,213 of contingent deferred sales charges relating to redemptions of Class C shares of the Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, Financial Long-Short Fund, and Strategic Income Fund, respectively.

DHCM has an agreement with JPMorgan Chase Bank, N.A. (formerly Integrated Investment Services, Inc.) to provide sub-transfer agent, sub-fund accounting, and sub-administrative services for the Funds.The services to be provided under the agreements include day-to-day administration of matters related to the corporate existence of the Trust and its Funds (other than rendering investment advice), maintenance of books and records, preparation of reports, supervision of the Trust’s arrangement with the custodian and assistance in the preparation of the Trust’s registration statement under federal and state laws. JPMorgan is paid directly by DHCM under terms of these service agreements.

Certain officers of the Trust were affiliated with DHCM, JPMorgan or the Distributor during the six months, ended June 30, 2007. Such officers receive no compensation from the Funds for serving in their respective roles.

Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations which may differ from GAAP. The tax character of distributions paid differs from the character of distributions shown on the Statements of Changes in Net Assets due primarily to short-term capital gains being treated as ordinary income for tax purposes and the use of equalization.

Diamond Hill Funds Semi-Annual Report June 30, 2007	Page 39

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

The tax character of distributions paid during 2006 was as follows:

	Small Cap	Small-Mid	Large Cap	Select
	Fund	Cap Fund	Fund	Fund
	2006	2006	2006	2006
Distributions paid from:
Ordinary income	$8,775,689	$191,604	$4,892,161	$357,710
Long-term capital gains	4,882,826	-	1,739,721	-
Total distributions	$13,658,515	$191,604	$6,631,882	$357,710

	Long-Short Fund	Financial Long-Short Fund	Strategic Income Fund
	2006	2006	2006
Distributions paid from:
Ordinary income	$37,941,138	$522,904	$5,841,602
Long-term capital gains	5,437,134	825,774	-
Total distributions	$43,378,272	$1,348,678	$5,841,602

The Small Cap Fund, Large Cap Fund, Long-Short Fund, and Financial Long-Short Fund’s use of tax equalization reduces the distributions paid from the long-term capital gains presented above by $1,100,676, $144,451, $778,586, and $142,700, respectively. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

The following information is computed on a tax basis for each item as of December 31, 2006:

	Small	Small-Mid	Large	Select
	Cap Fund	Cap Fund	Cap Fund	Fund
Federal tax cost of investments	$473,147,195	$23,075,045	$385,958,770	$16,636,343
Gross unrealized appreciation	64,006,128	1,573,520	38,945,480	2,871,852
Gross unrealized depreciation	(19,971,723)	(681,225)	(3,269,132)	(528,599)
Net unrealized appreciation	44,034,405	892,295	35,676,348	2,343,253
Undistributed ordinary income	-	186,206	4,919,015	1,345,839
Undistributed long-term capital gains	4,408,113	-	5,501,683	-
Other temporary differences	-	-	-	(1,595,010)
Accumulated earnings	$48,442,518	$1,078,501	$46,097,046	$2,094,082

	Long-Short	Financial Long-Short	Strategic Income
	Fund	Fund	Fund
Tax cost of portfolio investments	$1,140,632,403	$37,239,983	$124,592,172
Gross unrealized appreciation	134,849,526	6,771,296	6,370,660
Gross unrealized depreciation	(52,769,272)	(490,163)	(1,127,660)
Net unrealized appreciation	82,080,254	6,281,133	5,243,000
Undistributed ordinary income	16,662,952	96,064	-
Undistributed long-term capital gains	15,832,167	102,496	-
Post-October losses	-	-	(486,181)
Capital loss carryforward	-	-	(648,676)
Other temporary differences	-	-	(65,272)
Accumulated earnings	$114,575,373	$6,479,693	$4,042,871

The tax character of distributions paid during the year and the tax components of nets assets will be reported at the Funds’ fiscal year-end.

Page 40	Diamond Hill Funds Semi-Annual Report June 30, 2007

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

As of June 30, 2007, the Funds’ Federal tax cost of investment securities and net unrealized appreciation (depreciation) was as follows:

		Gross	Gross	Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Small Cap Fund	$552,475,955	$72,052,833	$(15,602,749)	$56,450,084
Small-Mid Cap Fund	35,938,504	3,096,152	(775,787)	2,320,365
Large Cap Fund	514,651,954	56,984,295	(5,883,612)	51,100,683
Select Fund	19,534,188	1,917,553	(282,146)	1,635,407
Long-Short Fund	1,932,745,070	181,371,599	(121,233,476)	60,138,123
Financial Long-Short Fund	47,267,430	6,036,791	(763,735)	5,273,056
Strategic Income Fund	202,920,704	5,290,437	(3,123,539)	2,166,898

The difference between book basis and tax basis of accumulated earnings is attributable primarily to the tax deferral of losses on wash sales, the tax treatment of in-kind securities transactions, investments in Real Estate Investment Trusts and Limited Partnerships.

As of December 31, 2006, the Strategic Income Fund had $648,676 of capital loss carryforwards for federal income tax purposes which will expire in 2014.The Strategic Income Fund also elected to defer until its subsequent tax year capital losses incurred after October 31, 2006. These capital loss carryforwards and "Post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Reclassification of capital accounts - Reclassifications result primarily from the difference in the tax treatment of paydown gains and losses, equalization and investments in Real Estate Investment Trusts and Limited Partnerships. The following reclassifications, made December 31, 2006, have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis:

	Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
Small Cap Fund	1,100,676	$58,929	(1,159,605)
Large Cap Fund	144,451	-	(144,451)
Select Fund	(1,170,050)	(633)	1,170,683
Long-Short Fund	778,586	6,926	(785,512)
Financial Long-Short Fund	142,700	(19,019)	(123,681)
Strategic Income Fund	(847,987)	515,093	332,894

Effective June 29, 2007, the Company adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48),Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109,Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.The adoption of FIN 48 had no impact on the Company's net assets or results of operations.

In-Kind Transfer of Securities

During the year ended December 31, 2006, the Select Fund issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction for GAAP purposes and at their original cost for tax purposes. This book/tax difference is temporary in nature and will reverse as these in-kind securities are sold.

Transaction Date	Shares Issued	Book Cost	Tax Cost
4/13/06	Class A - 721,298	$7,501,499	$5,633,155
	Class C - 234,859	$2,442,537	$1,762,459
	Class I - 132,383	$1,376,785	$1,123,619

Diamond Hill Funds Semi-Annual Report June 30, 2007	Page 41

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

Proxy Voting

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1-888-226-5595 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Portfolio Disclosure

The Trust files a complete listing of portfolio holdings as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-888-226-5595. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Monthly portfolio holdings are also available on www.diamond-hill.com

Trustee Approval of Investment Advisory Agreements

The Trustees of Diamond Hill Funds (the “Trust”), at a regularly scheduled meeting on May 10, 2007, by a unanimous vote, approved the Management Agreements between the Trust and Diamond Hill Capital Management, Inc. (the “Adviser”), for each series of the Trust (separately, a “Fund”).The Trustees discussed the following factors, on a Fund-by-Fund basis, in connection with the Trust’s Management Agreements (“investment advisory agreements”):

a)
The nature, extent and quality of the services provided by the Adviser under the investment advisory agreements, including review of the investment advisory agreements themselves, the services provided thereunder, the fee formula, fees paid, expenses assumed and termination provisions. The Trustees noted that each Fund’s (with a five year track record) performance exceeded its benchmark and was in the top quartile when compared to its peer group for the five year period ended March 31, 2007, which is consistent with the Adviser’s long-term approach to measuring its performance. In addition, the Trustees noted shorter term performance was not as strong as the longer five year track record; however, the Adviser has invested significant resources to help enhance the delivery of portfolio management services to the Funds over the long-term, including the recent addition of six research analysts.

b)
The reasonableness of the investment advisory fees, with the Trustees noting that the contract rates under the investment advisory agreements as of March 31, 2007 were at or below the peer group mean and median.

c)
The reasonableness of the total expenses, with the Trustees noting that the total expenses of each class of shares of each of the Funds were generally at or below the mean and median total expenses of comparable funds within each Fund’s respective peer group, with Class I shares’ total expenses generally in the lower third or quarter of their respective peer groups.

d)
With limited exception, investment advisory fees charged by the Adviser to the Funds were lower than investment advisory fees the Adviser charges to its other similarly managed accounts (hedge funds and separate accounts).

e)
The reasonableness of each Fund’s profitability to the Adviser, including the Adviser’s methodology in calculating its profitability, with the Trustees noting that the Adviser’s pre-tax profit margin on the investment advisory agreements of each Fund represented a fair and entrepreneurial profit for managing the Fund. The Trustees also noted the Adviser’s voluntary reduction of its fees under the Administration Agreement of five basis points on Class A and Class C shares, effective April 30, 2005; four basis points on Class A and Class C and two basis points on Class I effective, April 30, 2006; and four basis points on Class A and Class C effective, April 30, 2007, in each case representing a sharing of the economies of scale realized by the Administrator.

f)
The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, with the Trustees noting that at present time and based on the total assets of each Fund there were not economies of scale the Adviser reasonably could share with shareholders.

Page 42	Diamond Hill Funds Semi-Annual Report June 30, 2007

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2007 (Unaudited)

g)
The ancillary benefits received by the Adviser as a result of its relationship with the Funds.The Board considered that the Adviser has no soft dollar arrangements with respect to securities transactions it executes for the Funds. The Trustees also considered that the Adviser is the Administrator to the Funds (under the Administration Agreement) and is expected to earn fees from the Funds for providing administrative services.The fees were shown separately in the profitability analysis presented to the Trustees.The Trustees also considered revenue and expenses of the Administrator for providing financing arrangements related to the payment of commissions to financial intermediaries for the sale of C Shares of the Funds.

Having considered (1) the nature, extent and quality of the services provided by the Adviser under the investment advisory agreements, (2) the reasonableness of the investment advisory fees, (3) the reasonableness of the total expenses, (4) the reasonableness of fees charged to other similar clients of the Adviser, (5) the reasonableness of each Fund’s profitability to the Adviser under each investment advisory agreement, (6) the extent to which economies of scale could and should be shared by the Adviser with the Funds, and (7) the ancillary benefits received by the Adviser, the Trustees, all of whom qualify as Independent Trustees under the 1940 Act, concluded it was appropriate to renew the investment advisory agreements because, performance of each of the Funds over the long-term had been superior, the advisory fees (contract rates) for each Fund were below the peer group mean and medium, the total expenses for each class of shares of each Fund were generally at or below the peer group mean and median, and the Adviser’s profitability on each investment advisory agreement was fair and reasonable.

Diamond Hill Funds Semi-Annual Report June 30, 2007	Page 43

Diamond Hill Funds
Performance Update
June 30, 2007 (Unaudited)

Performance Update

The following table summarized the performance of the Diamond Hill Class A shares relative to their benchmarks as of June 30, 2007:

		Six	One	Three	Five	Since	Inception
Fund Name		Months	Year	Years	Years	Inception	Date
Small Cap Fund (DHSCX)	Class A - Without Sales Charge	5.99%	9.78%	14.44%	16.75%	17.56%	12/29/00
	Class A - With Sales Charge	0.68%	4.30%	12.50%	15.56%	16.63%
	Class C - Without Sales Charge	5.58%	8.96%	13.62%	15.83%	16.67%
	Class C - With Sales Charge	4.58%	7.96%	13.62%	15.83%	16.67%
	Class I - Without Sales Charge	6.18%	10.22%	14.78%	16.95%	17.72%
Russell 2000		6.45%	16.43%	13.45%	13.88%	10.10%

Small-Mid Cap Fund (DHMAX)	Class A - Without Sales Charge	6.51%	11.60%	NA	NA	11.04%	12/31/05
	Class A - With Sales Charge	1.22%	6.04%	NA	NA	7.27%
	Class C - Without Sales Charge	6.18%	10.83%	NA	NA	10.31%
	Class C - With Sales Charge	5.18%	9.83%	NA	NA	10.31%
	Class I - Without Sales Charge	6.78%	12.05%	NA	NA	11.48%
Russell 2500		8.67%	18.74%	NA	NA	16.83%

Large Cap Fund (DHLAX)	Class A - Without Sales Charge	5.56%	15.69%	16.46%	15.03%	10.28%	6/29/01
	Class A - With Sales Charge	0.29%	9.89%	14.48%	13.85%	9.34%
	Class C - Without Sales Charge	5.19%	14.84%	15.57%	14.14%	9.41%
	Class C - With Sales Charge	4.19%	13.84%	15.57%	14.14%	9.41%
	Class I - Without Sales Charge	5.79%	16.16%	16.83%	15.25%	10.46%
Russell 1000		7.18%	20.43%	12.34%	11.33%	5.41%

Select Fund (DHTAX)	Class A - Without Sales Charge	6.45%	15.45%	NA	NA	13.58%	12/31/05
	Class A - With Sales Charge	1.11%	9.69%	NA	NA	9.73%
	Class C - Without Sales Charge	6.00%	14.63%	NA	NA	12.90%
	Class C - With Sales Charge	5.00%	13.63%	NA	NA	12.90%
	Class I - Without Sales Charge	6.63%	15.93%	NA	NA	13.97%
Russell 3000		7.11%	20.07%	NA	NA	15.41%

Long-Short Fund (DIAMX)	Class A - Without Sales Charge	-0.22%	8.59%	16.13%	12.51%	10.23%	6/30/00
	Class A - With Sales Charge	-5.22%	3.16%	14.17%	11.36%	9.42%
	Class C - Without Sales Charge	-0.56%	7.81%	15.28%	11.64%	9.39%
	Class C - With Sales Charge	-1.55%	6.81%	15.28%	11.64%	9.39%
	Class I - Without Sales Charge	0.00%	9.04%	16.53%	12.74%	10.40%
Russell 3000		7.11%	20.07%	12.44%	11.53%	2.99%
Russell 1000		7.18%	20.43%	12.34%	11.33%	2.56%

Page 44	Diamond Hill Funds Semi-Annual Report June 30, 2007

Diamond Hill Funds
Performance Update (Continued)
June 30, 2007 (Unaudited)

		Six	One	Three	Five	Since	Inception
Fund Name		Months	Year	Years	Years	Inception	Date
Financial Long-Short Fund	Class A - Without Sales Charge	0.96%	11.61%	9.25%	13.25%	12.80%	8/1/97
(BANCX)	Class A - With Sales Charge	-4.09%	6.05%	7.41%	12.10%	12.21%
	Class C - Without Sales Charge	0.60%	10.81%	8.44%	12.39%	12.03%
	Class C - With Sales Charge	-0.40%	9.81%	8.44%	12.39%	12.03%
	Class I - Without Sales Charge	1.24%	11.93%	9.36%	13.32%	12.83%
S&P Supercomposite Financials(A)		-0.83%	14.02%	11.11%	10.55%	7.95%
NASDAQ Bank Index		-6.64%	1.09%	5.26%	8.15%	8.75%

Strategic Income Fund (DSIAX)	Class A - Without Sales Charge	2.90%	10.22%	7.95%	NA	10.04%	9/30/02
	Class A - With Sales Charge	-0.67%	6.35%	6.66%	NA	9.22%
	Class C - Without Sales Charge	2.52%	9.40%	7.13%	NA	9.34%
	Class C - With Sales Charge	1.52%	8.40%	7.13%	NA	9.34%
	Class I - Without Sales Charge	3.11%	10.69%	8.29%	NA	10.26%
Merril Lynch Domestic
Master Index		0.95%	6.15%	4.02%	NA	3.76%
Source: Diamond Hill Funds, Bloomberg LP and Frank Russell Company

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the performance data quoted.

Performance is not guaranteed. Performance returns assume reinvestments of all distributions. Average annual total returns illustrate the annual compounded returns that would have produced the cumulative total return if the Fund's performance had remained constant throughout the period indicated. Returns for the periods less than one year are not annualized. The total return figures for the Funds reflect the maximum sales charge applicable to each class. These total return figures may reflect the waiver of a portion of a Fund's advisory or administration fees for certain periods. In such instances, and without such waiver of fees, the total returns would have been lower. The investment return and net asset value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original purchase price. Class I and Class C shares include performance based on Class A shares, which was achieved prior to the creation of Class I and Class C shares. Class C returns have been restated for sales charges and for fees applicable to Class C shares, which include a 1.00% 12b-1 fee. No sales charge is assessed on Class I shares. Minimum initial investment for Class I shares is $500,000. Investors should consider the investment objectives, risks, and charges and expenses of the Diamond Hill Funds carefully before investing; this and other information about the Funds is in the prospectus, which can be obtained by calling 888-226-5595 or at www.diamond-hill.com. Read the prospectus carefully before you invest.

(A)	Returns for the S&P Supercomposite Financials are price change only before November 29, 2001 and total return thereafter.

Diamond Hill Funds Semi-Annual Report June 30, 2007	Page 45

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited)

All mutual funds have operating expenses. These expenses include costs for portfolio management, administrative services, and distribution fees. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses areexpressed as a percentage of its net assets. This figure is known as the expense ratio.

We believe it is important for you to understand the impact of costs on your investment. The following example illustrates the costs that you would incur over the six-month period covered by this report if you invested $1,000 in the Fund, using the Funds' actual return and operating expenses for the six months ended June 30, 2007. The examples use actual net operating expenses applicable to that class. The calculation does not reflect sales charges (loads). If this cost was included, your costs would have been higher. The examples contain two sets of numbers, one using the actual return earned by each class of each Fund during the six months ended June 30, 2007, and one using a hypothetical 5% annual return (2.5% for the reporting period).

		Net Expense Ratio Annualized June 30,	Beginning Account Value December 31,	Ending Account Value June 30,	Investment Advisory	Administration	Distribution/ Service	Total Net
		2007	2006	2007	Fees	Fees	Fees	Expenses
Small Cap Fund
Class A	Actual return	1.40%	$1,000.00	$1,059.90	$4.07	$1.76	$1.28	$7.11
	Hypothetical return	1.40%	$1,000.00	$1,017.89	$3.99	$1.73	$1.24	$6.96
Class C	Actual return	2.15%	$1,000.00	$1,055.80	$4.06	$1.76	$5.08	$10.90
	Hypothetical return	2.15%	$1,000.00	$1,014.19	$3.98	$1.72	$4.98	$10.68
Class I	Actual return	0.98%	$1,000.00	$1,061.80	$4.04	$0.91	$0.00	$4.95
	Hypothetical return	0.98%	$1,000.00	$1,019.99	$3.96	$0.89	$0.00	$4.85

Small-Mid Fund
Class A	Actual return	1.34%	$1,000.00	$1,065.10	$3.80	$1.75	$1.27	$6.82
	Hypothetical return	1.34%	$1,000.00	$1,018.19	$3.72	$1.71	$1.23	$6.66
Class C	Actual return	2.09%	$1,000.00	$1,061.80	$3.80	$1.75	$5.07	$10.62
	Hypothetical return	2.09%	$1,000.00	$1,014.49	$3.71	$1.71	$4.96	$10.38
Class I	Actual return	0.93%	$1,000.00	$1,067.80	$3.84	$0.92	$0.00	$4.76
	Hypothetical return	0.93%	$1,000.00	$1,020.19	$3.75	$0.90	$0.00	$4.65

Large Cap Fund
Class A	Actual return	1.20%	$1,000.00	$1,055.60	$3.04	$1.75	$1.27	$6.06
	Hypothetical return	1.20%	$1,000.00	$1,018.89	$2.99	$1.72	$1.25	$5.96
Class C	Actual return	1.94%	$1,000.00	$1,051.90	$1.17	$6.73	$1.95	$9.85
	Hypothetical return	1.94%	$1,000.00	$1,015.19	$1.15	$6.61	$1.91	$9.67
Class I	Actual return	0.78%	$1,000.00	$1,057.90	$3.01	$0.90	$0.00	$3.91
	Hypothetical return	0.78%	$1,000.00	$1,020.99	$2.95	$0.89	$0.00	$3.84

Select Fund
Class A	Actual return	1.30%	$1,000.00	$1,064.50	$3.56	$1.77	$1.28	$6.61
	Hypothetical return	1.30%	$1,000.00	$1,018.39	$3.49	$1.73	$1.24	$6.46
Class C	Actual return	2.05%	$1,000.00	$1,060.00	$3.56	$1.76	$5.08	$10.40
	Hypothetical return	2.05%	$1,000.00	$1,014.69	$3.48	$1.72	$4.97	$10.17
Class I	Actual return	0.88%	$1,000.00	$1,066.30	$3.53	$0.91	$0.00	$4.44
	Hypothetical return	0.88%	$1,000.00	$1,020.49	$3.46	$0.88	$0.00	$4.34

Page 46	Diamond Hill Funds Semi-Annual Report June 30, 2007

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period (Continued)
(Unaudited)

Long-Short Fund
Class A	Actual return	1.67%	$1,000.00	$997.80	$4.97	$1.91	$1.38	$8.26
	Hypothetical return	1.67%	$1,000.00	$1,016.52	$5.02	$1.92	$1.40	$8.34
Class C	Actual return	2.42%	$1,000.00	$994.40	$4.79	$1.83	$5.32	$11.94
	Hypothetical return	2.42%	$1,000.00	$1,012.82	$4.83	$1.85	$5.37	$12.05
Class I	Actual return	1.25%	$1,000.00	$1,000.00	$5.18	$1.03	$0.00	$6.21
	Hypothetical return	1.25%	$1,000.00	$1,018.58	$5.22	$1.05	$0.00	$6.27

Financial Long-Short Fund
Class A	Actual return	1.85%	$1,000.00	$1,009.60	$5.77	$2.00	$1.44	$9.21
	Hypothetical return	1.85%	$1,000.00	$1,015.62	$5.79	$2.01	$1.44	$9.24
Class C	Actual return	2.60%	$1,000.00	$1,006.00	$5.51	$1.90	$5.51	$12.92
	Hypothetical return	2.60%	$1,000.00	$1,011.91	$5.53	$1.91	$5.52	$12.96
Class I	Actual return	1.43%	$1,000.00	$1,012.40	$6.05	$1.08	$0.00	$7.13
	Hypothetical return	1.43%	$1,000.00	$1,017.70	$6.06	$1.09	$0.00	$7.15

Strategic Income Fund
Class A	Actual return	1.09%	$1,000.00	$1,029.00	$2.50	$1.72	$1.26	$5.48
	Hypothetical return	1.09%	$1,000.00	$1,019.39	$2.49	$1.72	$1.24	$5.45
Class C	Actual return	1.84%	$1,000.00	$1,025.20	$2.50	$1.72	$5.00	$9.22
	Hypothetical return	1.84%	$1,000.00	$1,015.69	$2.48	$1.72	$4.97	$9.17
Class I	Actual return	0.68%	$1,000.00	$1,031.10	$2.46	$0.89	$0.00	$3.35
	Hypothetical return	0.68%	$1,000.00	$1,021.49	$2.45	$0.89	$0.00	$3.34

You can find more information about the Fund's expenses, including annual expense ratios for historical periods in the Financial Statements section ofthis report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. This standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

Diamond Hill Funds Semi-Annual Report June 30, 2007	Page 47

Diamond Hill Funds

Management of the Trust (unaudited)

Listed in the charts below is basic information regarding the Trustees and officers of the Trust.

TRUSTEES:
Name/[1] Address/[2] Age	Position(s) Held with Trust	Term of Office[3] and Length of Time Served	Principal Occupation(s) At Least The Last 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee
Thomas E. Line Year of Birth: 1967	Chairman Trustee	Since November 2005	Managing Director and Chief Financial Officer, Red Capital Group (mortgage and investment banking subsidiary of National City Bank), October 2005 to the present; Vice President and Treasurer, Red Capital Group, September 2004 to October 2005; President, Focused Financial Consulting, Inc. (financial consulting), March 2002 to September 2004; Chief Operating Officer, Meeder Financial, Inc. (parent of investment adviser and mutual fund servicing companies), June 1998 to March 2002.	7

Elizabeth P. Kessler	Trustee	Since November 2005	Attorney - Jones Day	7
Year of Birth: 1968

George A. Skestos Year of Birth: 1968	Trustee	Since August 2000	Managing Member, Arcadia Holdings, LLC (private investment banking firm), May 2001 to the present; President of Homewood Corporation (real estate development firm), January 2000 to the present.	7

PRINCIPAL OFFICERS:

Name/ Address/[2] Age	Positions(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) At Least the Last 5 Years
James F. Laird, Jr.[4] Year of Birth: 1957	President	Since December 2001
Chief Financial Officer of Diamond Hill Investment Group, Inc., since December 2001. President of Diamond Hill Securities since July 2001. Vice President Corporate Strategy with Nationwide Insurance from January 2001 to July 2001. Senior Vice President Product Development with Villanova Capital from February 1999 through December 2000.

Gary R.Young [4] Year of Birth: 1969	Treasurer, Secretary and Chief Compliance Officer	Since May 2004 Since September 2004
Controller of Diamond Hill Investment Group, Inc. since April 2004. Director of Mutual Fund Administration with Banc One Investment Advisors October 1998 through April 2004. Vice President and Manager of Mutual Fund Accounting and Financial Reporting with First Chicago NBD January 1996 through
October 1998.

[1]
Subsequent to the date of this report, on August 16, 2007 the Board of Trustees appointed D’Ray Moore as a new independent Trustee. During the last five years Ms. Moore has been a retired Community Volunteer, and in addition, she is an independent Trustee of American Performance Funds. D’Ray was born in 1959.

[2]	The address of each Trustee and Officer is 325 John H. McConnell Boulevard - Suite 200, Columbus, Ohio 43215.
[3]	Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until his or her successor is duly elected and qualified.
[4]
Mr. Laird and Mr. Young are each an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, because of their relationship with Diamond Hill Capital Management, Inc.

The Statement of Additional Information contains additional information about the Trustees and is available without charge on www.diamond-hill.com or by calling 1-888-226-5595.

Page 48	Diamond Hill Funds Semi-Annual Report June 30, 2007

[This page has been left blank intentionally.]

Item 2. Code of Ethics.

Not required in semiannual report filing.

Item 3. Audit Committee Financial Expert.

Not required in semiannual report filing.

Item 4. Principal Accountant Fees and Services.

Not required in semiannual report filing.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)   Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable in semiannual filing.

(a)(2)	Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications required by Item 12(b) of Form N-CSR are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Diamond Hill Funds

By (Signature and Title)

/s/ James F. Laird
James F. Laird, Jr.
President

Date: August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James F. Laird
James F. Laird, Jr.
President

Date: August 27, 2007

By (Signature and Title)

/s/ Gary R. Young
Gary R. Young
Treasurer and Chief Financial Officer

Date: August 27, 2007